                                                      Registration No. 333-_____

      As filed with the Securities and Exchange Commission on June 29, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     (___) PRE-EFFECTIVE AMENDMENT NO. ___

                     (___) POST-EFFECTIVE AMENDMENT NO. ___

                               JOHN HANCOCK TRUST
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                                  617-663-3000
                  (Registrant's Area Code and Telephone Number)

                                Thomas M. Kinzler
                                    Secretary
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:

                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                               1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005

     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.

     Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.

     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

     It is proposed that this filing become effective on July 28, 2007 pursuant to Rule 488.

                                     PART A

                           INFORMATION REQUIRED IN THE
                           PROXY STATEMENT/PROSPECTUS

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                                                                 August 13, 2007

Dear Variable Annuity and Variable Life Contract Owners:

     A Special Meeting of Shareholders of the Special Value Trust, one of the separate series or funds of John Hancock Trust ("JHT"), will be held at 601 Congress Street, Boston, Massachusetts 02210, on SEPTEMBER 26, 2007 AT 10:00 A.M., EASTERN TIME (the "Meeting").

     At the Meeting, shareholders of the Special Value Trust will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the reorganization of that fund into another JHT fund, the Small Cap Value Trust (the "Reorganization").

     Under the Plan: (i) the Small Cap Value Trust will acquire all of the assets, subject to all of the liabilities, of the Special Value Trust in exchange for shares of the Small Cap Value Trust; (ii) the shares of the Small Cap Value Trust will be distributed to the shareholders of the Special Value Trust; and (iii) the Special Value Trust will liquidate and terminate. As a result, each shareholder of the Special Value Trust will become a shareholder of the Small Cap Value Trust. The number of full and fractional shares of the Small Cap Value Trust received by a shareholder of the Special Value Trust will be equal in value to the value of that shareholder's shares of the Special Value Trust as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the closing date of the Reorganization. Holders of Series I, Series II and NAV shares of the Special Value Trust will receive, respectively, Series I, Series II and NAV shares of the Small Cap Value Trust. If approved by shareholders of the Special Value Trust, the Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on November 9, 2007. All share classes of the Special Value Trust will vote in the aggregate and not by class with respect to the proposed Reorganization.

     The Board of Trustees of JHT has unanimously approved the Reorganization and believes that it will benefit shareholders of the Special Value Trust. The net assets of the Special Value Trust recently decreased significantly, and management does not believe that the Special Value Trust is likely to attract sufficient new assets to offset resulting, expected increases in its overall operating expense ratios. The Reorganization will permit shareholders whose assets are invested in the Special Value Trust to pursue substantially similar investment objectives and principal strategies in a fund which has a larger asset base and stronger prospects for growth and efficient management. Wellington Management Company LLP ("Wellington Management"), which has been the sole subadviser to the Small Cap Value Trust since April 2005 and prior to that was a co-subadviser to the Small Cap Value Trust since its inception in 1999, was appointed subadviser to the Special Value Trust in June 2007. While past performance is no guarantee of future results, the Small Cap Value Trust has outperformed the Special Value Trust since the latter fund's inception in 2003 and has outperformed its own benchmark index and peer group average since its inception. Although the Small Cap Value Trust has a higher advisory fee and higher overall operating expense ratios than the Special Value Trust, the expense ratios of the Special Value Trust are expected to increase significantly as result of the decrease in its net assets. John Hancock Investment Management Services, LLC (the "Adviser"), JHT's investment adviser, has currently agreed to cap certain of the expenses of the Special Value Trust by waiving a portion of its advisory fee for that fund, but it may terminate this voluntary fee waiver at any time.

     The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes, and no gain or loss will be recognized by shareholders of the Special Value Trust solely as a result of the Reorganization. The expenses of the Reorganization will be borne by the Adviser.

     Wellington Management became the subadviser to the Special Value Trust effective June 29, 2007, replacing its former subadviser, ClearBridge Advisors, LLC. JHT IS NOT REQUIRED TO OBTAIN SHAREHOLDER APPROVAL, AND IS NOT REQUESTING THAT YOU GIVE VOTING INSTRUCTIONS, WITH RESPECT TO THIS SUBADVISER CHANGE. The enclosed Proxy Statement/Prospectus, however, provides information about the new subadvisory arrangements with Wellington Management for the Special Value Trust.

                                      * * *

     Although you are not a shareholder of JHT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life contracts issued by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of JHT's funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Special Value Trust attributable to your contract as of July 31, 2007, the record date for the Meeting. JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will vote all shares of the Special Value Trust issued to such companies in proportion to the timely voting instructions with respect to that fund received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

     Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/ Prospectus for JHT, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

     THE BOARD OF TRUSTEES OF JHT HAS UNANIMOUSLY VOTED IN FAVOR OF THE PROPOSED REORGANIZATION AND RECOMMENDS THAT YOU GIVE VOTING INSTRUCTIONS FOR ITS APPROVAL.

     IN ORDER FOR SHARES TO BE VOTED AT THE MEETING BASED ON YOUR INSTRUCTIONS, WE URGE YOU TO READ THE PROXY STATEMENT/PROSPECTUS AND THEN COMPLETE AND MAIL YOUR VOTING INSTRUCTIONS FORM IN THE ATTACHED POSTAGE-PAID ENVELOPE, ALLOWING SUFFICIENT TIME FOR ITS RECEIPT BY SEPTEMBER 25, 2007. TO GIVE VOTING INSTRUCTIONS BY TOUCH-TONE TELEPHONE OR VIA THE INTERNET, FOLLOW THE INSTRUCTIONS ON THE VOTING INSTRUCTIONS FORM.

     If you have any questions regarding the Reorganization, please call one of the following numbers:

          --For JHLICO (U.S.A.) variable annuity contracts:   (800) 344-1029
          --For JHLICO (U.S.A.) variable life contracts:      (800) 827-4546
          --For JHLICO New York variable annuity contracts:   (800) 551-2078
          --For JHLICO New York variable life contracts:      (888) 267-7784
          --For JHLICO and JHVLICO contracts:                 (800) 576-2227

                                        Sincerely,


                                        /s/ THOMAS M. KINZLER
                                        ----------------------------------------
                                        Thomas M. Kinzler
                                        Secretary
                                        John Hancock Trust

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO THE SHAREHOLDERS OF THE SPECIAL VALUE TRUST:

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Special Value Trust, a series of John Hancock Trust ("JHT"), will be held at 601 Congress Street, Boston, Massachusetts 02210, on SEPTEMBER 26, 2007 AT 10:00 A.M., EASTERN TIME. A Proxy Statement/ Prospectus providing information about the following proposal to be voted on at the Meeting is included with this notice.

Proposal 1   Approval of Agreement and Plan of Reorganization (the "Plan")
             providing for the Reorganization of the Special Value Trust into the Small Cap Value Trust.
                (Only shareholders of the Special Value Trust will vote on the
                                          Proposal)

             Any other business that may properly come before the Meeting.

THE BOARD OF TRUSTEES OF JHT RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE PROPOSAL.

     Approval of the Proposal will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Special Value Trust.

     Each shareholder of record at the close of business on July 31, 2007 is entitled to receive notice of and to vote at the Meeting.

                                        Sincerely yours,


                                        /s/ THOMAS M. KINZLER
                                        ----------------------------------------
                                        Thomas M. Kinzler
                                        Secretary

August 13, 2007
Boston, Massachusetts

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                                   ----------

                           PROXY STATEMENT/PROSPECTUS
                        SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD SEPTEMBER 26, 2007

                      RELATING TO THE REORGANIZATION OF THE
               SPECIAL VALUE TRUST INTO THE SMALL CAP VALUE TRUST

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the "Board" or "Trustees") of John Hancock Trust ("JHT") of proxies to be used at a Special Meeting of Shareholders of the Special Value Trust, one of the separate series or funds of JHT (each, a "Fund"), to be held at 601 Congress Street, Boston, Massachusetts 02210, on SEPTEMBER 26, 2007 AT 10:00 A.M., EASTERN TIME, and any adjournment thereof (the "Meeting"). This Proxy Statement/Prospectus is first being sent to shareholders of the Special Value Trust on or about August 13, 2007.

     At the Meeting, shareholders of the Special Value Trust (the "Acquired Fund") will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the reorganization of the Acquired Fund into another JHT Fund, the Small Cap Value Trust (the "Acquiring Fund") (the "Reorganization").

     Under the Plan: (i) the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund, and the number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder's shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. If approved by shareholders of the Acquired Fund, the Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on November 9, 2007. All share classes of the Acquired Fund will vote in the aggregate and not by class. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.

     This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. JHT's Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Funds, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected such Funds during their fiscal year ended December 31, 2006. Copies of these reports may be obtained at no charge by calling the appropriate toll free number listed below.

     Effective June 29, 2007, Wellington Management Company LLP ("Wellington Management"), the subadviser to the Acquiring Fund, replaced ClearBridge Advisors, LLC ("ClearBridge"), as the subadviser to the Acquired Fund. Consequently, the Acquired and Acquiring Funds have the same subadviser. JHT IS NOT REQUIRED TO OBTAIN SHAREHOLDER APPROVAL, AND IS NOT REQUESTING THAT YOU GIVE VOTING INSTRUCTIONS, WITH RESPECT TO THIS SUBADVISER CHANGE FOR THE ACQUIRED FUND. This Proxy Statement/Prospectus, however, provides information about the new subadvisory arrangements with Wellington Management for the Acquired Fund. See "New Subadvisory Agreement with Wellington Management for the Special Value Trust."

     A Statement of Additional Information dated August 13, 2007 (the "SAI") relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the SAI may be obtained without charge by writing to JHT at the address stated above or by calling the appropriate toll free number listed below. If shareholders have any questions regarding the Reorganization, please call the appropriate toll free number listed below:

     --(800) 344-1029   (JHLICO (U.S.A.) variable annuity contracts);
     --(800) 827-4546   (JHLICO (U.S.A.) variable life contracts);
     --(800) 551-2078 (JHLICO New York variable annuity contracts); --(888) 267-7784 (JHLICO New York variable life contracts); or
     --(800) 576-2227   (JHLICO and JHVLICO variable contracts).

     JHT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC's Public Reference Room.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The date of this Proxy Statement/Prospectus is August 13, 2007.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INTRODUCTION.............................................................
PROPOSAL 1       Approval of Agreement and Plan of Reorganization
                 providing for the Reorganization of the Special Value
                 Trust into the Small Cap Value Trust....................
INFORMATION ABOUT THE REORGANIZATION.....................................
                 Agreement and Plan of Reorganization....................
                 Reasons for the Reorganization..........................
                 Board Consideration of the Reorganization...............
                 Description of Securities to Be Issued..................
                 Federal Income Tax Consequences.........................
CAPITALIZATION...........................................................
ADDITIONAL INFORMATION ABOUT THE FUNDS...................................
                 Rule 12b-1 Fees.........................................
                 Dividends and Distributions.............................
                 Purchase and Redemption of Shares.......................
                 Disruptive Short-Term Trading...........................
                 Tax Matters.............................................
                 Massachusetts Business Trust............................
                 Policy Regarding Disclosure of Portfolio Holdings.......
                 Broker Compensation and Revenue Sharing Arrangements....
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND TECHNIQUES AND RISK
FACTORS..................................................................
                 Risks of Investing in Certain Types of Securities.......
                 Hedging and Other Strategic Transactions................
                 Additional Investment Policies..........................
NEW SUBADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT FOR THE SPECIAL
   VALUE TRUST...........................................................
VOTING INFORMATION.......................................................
OUTSTANDING SHARES AND SHARE OWNERSHIP...................................
FINANCIAL STATEMENTS.....................................................
LEGAL MATTERS............................................................
OTHER MATTERS............................................................

APPENDIX A   Form of Agreement and Plan of Reorganization................    A-1
APPENDIX B   Additional Information About Wellington Management..........    B-1
APPENDIX C   Financial Highlights........................................    C-1

                                  INTRODUCTION

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by JHT's Board of proxies to be voted at the Meeting. Pursuant to JHT's Agreement and Declaration of Trust, the Board has designated July 31, 2007 as the record date for determining shareholders eligible to vote at the Meeting (the "Record Date"). All shareholders of record of the Acquired Fund at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of JHT held.

     JHT. JHT is a Massachusetts business trust which is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. JHT currently offers 110 separate Funds, including the Acquired and Acquiring Funds. JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("variable contracts") and to certain entities affiliated with the insurance companies. See "Voting Information" and "Ownership of Shares of the Funds" below.

     INVESTMENT MANAGEMENT. John Hancock Investment Management Services, LLC ("JHIMS" or the "Adviser") serves as investment adviser for JHT and for each JHT Fund that has an adviser, including the Acquired and Acquiring Funds. As adviser, JHIMS administers the business and affairs of JHT and retains and compensates subadvisers that manage the investment and reinvestment of the assets of the Funds. In this connection, JHIMS (i) monitors the compliance of the subadvisers with the investment objectives and policies of the Funds, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Wellington Management, the subadviser to the Acquired and Acquiring Funds, is also registered as an investment adviser under the Advisers Act.

     THE DISTRIBUTOR. John Hancock Distributors, LLC ("JH Distributors") serves as JHT's distributor.

     The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210, and their ultimate parent entity is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the United States.

     Pursuant to an exemptive order received by JHT from the SEC, JHIMS may, without obtaining shareholder approval, enter into and change the terms (including subadvisory fees) of subadvisory agreements with Fund subadvisers which are not affiliates of JHIMS. Because the new subadvisory arrangements with Wellington Management for the Acquired Fund do not involve a subadviser which is affiliated with JHIMS for purposes of the SEC order, JHT is not required to obtain shareholder approval of the new subadvisory arrangements.

                                   PROPOSAL 1

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                  THE REORGANIZATION OF THE SPECIAL VALUE TRUST
                         INTO THE SMALL CAP VALUE TRUST

                         OVERVIEW OF THE REORGANIZATION

     Shareholders of the Special Value Trust (the "Acquired Fund") are being asked to approve the Plan providing for the reorganization of that Fund into the Small Cap Value Trust (the "Acquiring Fund") (the "Reorganization").

     At its meeting held on June 28-29, 2007, the Board, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of JHT (the "Independent Trustees"), approved the Reorganization which contemplates:
(i) the transfer of all of the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to shareholders of the Acquired Fund of the shares of the Acquiring Fund; and (ii) the liquidation and termination of the Acquired Fund. As a result of the Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund.

     In the Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder's shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund.

     The net assets of the Acquired Fund recently decreased significantly, and management does not believe that the Acquired Fund is likely to attract sufficient new assets to offset expected increases in its overall operating expense ratios. The Reorganization will permit shareholders whose assets are invested in the Acquired Fund to pursue substantially similar investment objectives and principal strategies as shareholders of the Acquiring Fund, which has a larger asset base and stronger prospects for growth and efficient management. Wellington Management, which has been the sole subadviser to the Acquiring Fund since April 2005 and prior to that was a co-subadviser to the Acquiring Fund since its inception in 1999, was appointed subadviser to the Acquired Fund in June 2007. While past performance is no guarantee of future results, the Acquiring Fund has outperformed the Acquired Fund since the Acquired Fund's inception in 2003 and has outperformed its own benchmark index and peer group average since its inception. Although the Acquiring Fund has a higher advisory fee and higher overall operating expense ratios than the Acquired Fund, the expense ratios of the Acquired Fund are expected to increase significantly as result of the decrease in its net assets. The Adviser has currently agreed to cap certain of the expenses of the Acquired Fund by waiving a portion of its advisory fee for that Fund, but the Adviser may terminate this voluntary fee waiver at any time.

     The factors that the Board considered in deciding to approve the Reorganization are discussed below under "Information About the Reorganization - Board Consideration of the Reorganization."

     The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes, and no gain or loss will be recognized by the Acquired Fund, Acquiring Fund or shareholders of the Acquired Fund solely as a result of the Reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences."

     The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See "Additional Information About the Funds - Purchase and Redemption of Shares."

     Shareholders will not incur directly any fee in connection with the Reorganization. The expenses of the Reorganization will be borne by the Adviser. However, to the extent that the Acquired Fund prior to the Reorganization disposes of portfolio securities that are not consistent with the Acquiring Fund's investment process, the Acquired Fund will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of its shares.

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS

SPECIAL VALUE TRUST                     SMALL CAP VALUE TRUST
  (Acquired Fund)                          (Acquiring Fund)

    Approximate Net Assets as of May 31, 2007 (unaudited):

    $7,591,603*                              $455,467,086

* This figure reflects the redemption from the Fund in May 2007 of approximately $120 million.

                               Investment Adviser:

                                      JHIMS

                  Investment Subadviser and Portfolio Managers:

                             Wellington Management*

The portfolio managers for both Funds are:

--Timothy J. McCormack, CFA: Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.

--Stephen T. O'Brien, CFA: Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.

--Shaun F. Pedersen, CFA: Vice President and Equity research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2002- 2004).

* Wellington Management was appointed subadviser to the Acquired Fund effective June 29, 2007, replacing its former subadviser, ClearBridge Advisors LLC ("ClearBridge"). See "Investment Management Fees/Subadvisory Arrangements" below.

** The SAI contains additional information relating to the portfolio managers' compensation, ownership of shares of the Funds and other accounts managed. None of the portfolio managers owns any shares of either Fund.

                              Investment Objective:

To seek long-term capital growth.        To seek long-term capital appreciation.

                         Principal Investment Strategy:

Under normal market conditions, the      Under normal market conditions, the
Acquired Fund invests at least 80% of    Acquiring Fund invests at least 80% of
its net assets in                        its net assets (plus

          SPECIAL VALUE TRUST                     SMALL CAP VALUE TRUST
            (Acquired Fund)                          (Acquiring Fund)

common stocks and other equity           any borrowings for investment purposes)
securities of small capitalization       in small-cap companies that are
U.S. companies. Small capitalized        believed to be undervalued by various
companies are defined as those whose     measures and offer good prospects for
market capitalization at the time of     capital appreciation. For the purposes
investment is no greater than (a) $5     of the Fund, "small cap companies" are
billion or (b) the highest month-end     those with market capitalizations, at
market capitalization value of any       the time of investment, not exceeding
stock in the Russell 2000 Index for      the maximum market capitalization of
the previous 12 months, whichever is     any company represented in either the
greater.                                 Russell 2000 Index ($3.75 billion as of
                                         February 28, 2007) or the S&P Small Cap
As of February 28, 2007, the market      600 Index ($3.74 billion as of February
capitalization range of the Russell      28, 2007).
2000 Index was $38 million to $3.75
billion. Securities of companies whose   The Fund invests primarily in a
market capitalizations no longer meet    diversified mix of common stocks of
the definition of smaller capitalized    U.S. small-cap companies. The
companies after purchase by the Fund     subadviser employs a value-oriented
still will be considered to be           investment approach in selecting
securities of small capitalization       stocks, using proprietary fundamental
companies for the purpose of the         research to identify stocks the
Fund's 80% investment policy. The size   subadviser believes have distinct value
of companies in the Index changes with   characteristics based on
market conditions and the composition    industry-specific valuation criteria.
of the Index.                            The subadviser focuses on high quality
                                         companies with a proven record of above
Equity securities include                average rates of profitability that
exchange-traded and over-the-counter     sell at a discount relative to the
common stocks and preferred shares;      overall small cap market.
debt securities convertible into
equity securities; warrants and rights   Fundamental research is then used to
relating to equity securities; and       identify those companies demonstrating
American Depositary Receipts (ADRs),     one or more of the following
European Depositary Receipts (EDRs),     characteristics:
Global Depositary Receipts (GDRs) and
International Depositary Receipts        -    sustainable competitive advantages
(IDRs); and exchange-traded funds             within a market niche;
(ETFs) that represent or track small
capitalized companies. The Fund may      -    strong profitability and free cash
invest up to 20% of the value of its          flows;
net assets in shares of companies with
market capitalizations higher than       -    strong market share positions and
smaller capitalization companies.             trends;

The subadviser emphasizes individual     -    quality of and share ownership by
security selection while spreading the        management; and
Fund's investments among industries
and sectors. The subadviser uses both    -    financial structures that are more
quantitative and fundamental methods          conservative than the relevant
to identify stocks of smaller                 industry average.
capitalization companies it believes
have a high probability of               The Fund's sector exposures are broadly
outperforming other stocks in the same   diversified, but are primarily a result
industry or sector. (Quantitative        of stock selection and may, therefore,
methods are screening mechanisms to      vary significantly from its benchmark.
identify potential investments and       The Fund may invest up to 15% of its
include review of: (a) stock yields,     total assets in foreign securities
(b) stock prices, (c) cash flow and      (with no more than 5% in emerging
(d) rankings.)                           market securities).

The subadviser uses quantitative         Except as otherwise stated below under
parameters to select a universe of       "Temporary Defensive Investing", the
smaller capitalized companies that fit   Fund normally has 10% or less (usually
the Fund's general investment            lower) of its total assets invested in
criteria. (Quantitative parameters       cash and cash equivalents.

                                         The Fund may invest in initial public
                                         offerings (IPOs) and may also purchase
                                         each of the following types of
                                         securities:

                                         -    real estate investment trusts
                                              (REITs) or other

          SPECIAL VALUE TRUST                     SMALL CAP VALUE TRUST
            (Acquired Fund)                          (Acquiring Fund)

are the values used to evaluate               real estate-related equity
investments.) In selecting individual         securities,
securities from within this range, the
subadviser looks for "value"             -    U.S. dollar denominated foreign
attributes, such as:                          securities, -certain ETFs, and

-    low stock price relative to         -    certain derivatives (investments
     earnings, book value and cash            whose value is based on an index
     flow; and                                or other securities).

-    high return on invested capital.

The subadviser also uses quantitative
methods to identify catalysts and
trends that might influence the Fund's
industry or sector focus, or the
subadviser's individual security
selection.

                          Hedging and Other Strategies:

Each Fund is authorized to use all of the various investment strategies referred to below under "Additional Information about the Funds' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.

                         Temporary Defensive Investing:

In abnormal market conditions, each Fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents, that are inconsistent with its primary investment strategy. In taking those measures, the Fund may not achieve its investment goals.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and principal strategies of the Acquired and Acquiring Funds are substantially similar in that both Funds seek long-term capital growth or appreciation by investing primarily in equity securities of U.S. small-cap companies and both pursue value investing strategies. The Funds differ principally in that the Acquiring Fund, unlike the Acquired Fund, may invest up to 15% of its total assets in foreign securities (including up to 5% in emerging market securities) and may also invest in IPOs and real estate securities, while the Acquired Fund invests in ADRs, EDRs, GDRs and IDRs. The Funds also differ in that the Acquired Fund utilizes a quantitative approach to assist in selecting portfolio securities while the Acquiring Fund does not.

     The investment objective of each Fund may be changed by the Board without shareholder approval. In connection with approving Wellington Management as the new subadviser for the Acquired Fund at its June 28-29, 2007 meeting, the Board also approved increasing from $3 billion to $5 billion the upper limit of the non-index-referenced market capitalization range of companies in which the Acquired Fund may invest. As a result of this change, which is reflected in the table above, the Acquired Fund will be able to invest in larger capitalization companies than the Acquiring Fund when the maximum index-referenced market capitalization of companies in which the Acquiring Fund may invest is less than $5 billion. See "New Subadvisory Agreement with Wellington Management for the Special Value Trust."

     Wellington Management has advised JHT that, subject to the differences described above, it intends to manage the Acquired and Acquiring Funds in a substantially similar manner.

                         FEES AND EXPENSES OF THE FUNDS

     The following table sets forth the ratios of expenses to average net assets attributable to the Series I, Series II and NAV shares of the Acquired and Acquiring Funds for the year ended December 31, 2006, and the pro forma expense ratios of the Series I, Series II and NAV shares of the Acquiring Fund assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2006, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

     The estimated impact on the operating expenses of the Acquired Fund of the May 2007 redemption of significant assets from that Fund is described in note 4 to the table.

     ANNUAL FUND OPERATING EXPENSES
     (As a percentage of average daily net assets)

                                                                                            SMALL CAP VALUE TRUST
                                       SPECIAL VALUE TRUST       SMALL CAP VALUE TRUST         (Acquiring Fund)
                                      (Acquired Fund)(1)(4)         (Acquiring Fund)             (Pro Forma)
                                    -------------------------  -------------------------  -------------------------
                                    SERIES I  SERIES II   NAV  SERIES I  SERIES II   NAV  SERIES I  SERIES II   NAV
                                    --------  ---------  ----  --------  ---------  ----  --------  ---------  ----
MANAGEMENT FEES (3)                   0.95%     0.95%    0.95%   1.06%      1.06%   1.06%   1.06%      1.06%   1.06%
12B-1 FEES                            0.05%     0.25%    0.00%   0.05%      0.25%   0.00%   0.05%      0.25%   0.00%
OTHER EXPENSES(2)                     0.07%     0.07%    0.07%   0.08%      0.06%   0.05%   0.07%      0.05%   0.04%
ACQUIRED FUND ("UNDERLYING
   FUND") FEES AND EXPENSES (3)       0.02%     0.02%    0.02%     --         --      --      --         --      --
TOTAL OPERATING EXPENSES (2)(3)(4)    1.09%     1.29%    1.04%   1.19%      1.37%   1.11%   1.18%      1.36%   1.10%

----------
(1) The advisory fee rates for the Acquired Fund changed during the fiscal year ended December 31, 2006. Expenses shown in the table assume this change was in effect for the entire fiscal year.

(2) Effective May 1, 2007, the Adviser has agreed to cap "Other Expenses" by waiving a portion its advisory fee payable by each class of shares of the Acquired Fund in an amount equal to the amount by which the Expenses of such class exceed 0.06%. "Expenses" means all the expenses of a class excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Acquired Fund. This voluntary expense limitation may be terminated at any time.

(3) "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Underlying Fund"). The Total Fund Annual expenses shown may not correlate to a Fund's ratio of expenses to average net assets shown in the "Financial Highlights" (see Appendix C hereto) which do not include Underlying Fund fees and expenses. Underlying Fund fees and expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(4) Approximately $120 million was redeemed from the Acquired Fund in May 2007. If that redemption had taken place at the commencement of the year ended December 31, 2006, the estimated Total Operating Expenses for each class of shares of the Acquired Fund, based on the amount of assets in the Fund after the redemption, would have been: Series I shares: 1.13%; Series II shares: 1.33%; and NAV shares: 1.08%. If the voluntary fee waiver described in note (2) had also been in effect for such year, such estimated expenses would have been: Series I shares: 1.06%; Series II shares: 1.26%; and NAV shares: 1.01%.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Funds. The examples assume that a shareholder invests $10,000 in the particular Fund for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Fund's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                 SPECIAL VALUE TRUST         SMALL CAP VALUE TRUST        SMALL CAP VALUE TRUST
                    (Acquired Fund)             (Acquiring Fund)       (Acquiring Fund)(Pro Forma)
             ---------------------------  ---------------------------  ---------------------------
             SERIES I  SERIES II    NAV   SERIES I  SERIES II    NAV   SERIES I  SERIES II    NAV
             --------  ---------  ------  --------  ---------  ------  --------  ---------  ------
ONE YEAR      $  111     $  131   $  106   $  121     $  139   $  113   $  120     $  138   $  112
THREE YEARS   $  347     $  409   $  331   $  378     $  434   $  353   $  375     $  431   $  350
FIVE YEARS    $  601     $  708   $  574   $  654     $  750   $  612   $  649     $  745   $  606
TEN YEARS     $1,329     $1,556   $1,271   $1,443     $1,646   $1,352   $1,432     $1,635   $1,340

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have substantially similar investment objectives and principal strategies as described above, they have substantially similar risks. Because the Funds have some different investments, they also have some different risks. The risks of investing in the Funds include the following:

Risks Applicable to both Funds:

- EQUITY SECURITIES RISK. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- VALUE INVESTING RISK. Investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

- SMALL AND MEDIUM SIZE COMPANIES RISK. Investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While investments in small, unseasoned companies may offer greater opportunities for capital growth than investments in larger, more established companies, they also involve greater risks and should be considered speculative.

- FUND OF FUNDS RISK. Either Fund may be an underlying fund to JHT Funds which operate as funds of funds and invest in other (underlying) JHT Funds. Large redemptions from or investments in an underlying fund by a fund of funds in connection with rebalancings or reallocations of the fund of funds' assets may adversely affect an underlying fund. The underlying fund could be required to sell securities or to invest cash at times when it would not otherwise desire to do so, and rebalancings may increase brokerage and other transaction costs. A large redemption by a fund of funds owning a substantial portion of an underlying fund could cause the underlying fund's expenses to increase and could result in its portfolio becoming too small to be economically viable.

- ETFS RISK. ETFs are a type of investment company bought and sold on a securities exchange and representing a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile. In addition, ETFs have management fees which increase their costs.

- DERIVATIVES RISK. The use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

- ISSUER RISK. An issuer of a security purchased by either Fund may perform poorly, and, therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Additional Risks Applicable to the Acquiring Fund:

- FOREIGN SECURITIES RISK. Foreign securities involve special risks, including: limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency. To the extent that the Acquiring Fund invests in emerging market countries, its foreign securities risk will be higher.

- REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. REITs are dependant on management skills, generally are not diversified and could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended.

- IPO RISK. IPO shares frequently are volatile in price due to the absence of a prior public market, the possibly small number of shares available for trading and potentially limited information about the issuer. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

     These and other risks associated with an investment in the Acquired Fund or Acquiring Fund are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Risks of Investing in Certain Types of Securities" and in the SAI under "Risk Factors." The risks of investing in derivatives are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

              INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

     Under JHT's investment advisory agreement with respect to the Acquired and Acquiring Funds, each pays the investment adviser, JHIMS, a management fee that is computed separately for each Fund. The fee for each Fund is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Fund and dividing the sum so determined by Aggregate Net Assets. As indicated in note 2 to the table below, "Aggregate Net Assets" for the Acquiring Fund includes, in addition to the net assets of the Fund, the net assets of a corresponding series or fund of John Hancock Funds II ("JHF II") that is also advised by JHIMS and subadvised by Wellington Management (but only for the period during which Wellington Management also serves as the subadviser to the corresponding JHF II fund).

   INVESTMENT MANAGEMENT FEES (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)(2)

        SPECIAL VALUE TRUST (1)                 SMALL CAP VALUE TRUST (2)
            (Acquired Fund)                          (Acquiring Fund)

      0.95% at all asset levels.           1.10% of the first $100 million; and
                                          1.05% of the excess over $100 million.

----------
(1) The Aggregate Net Assets of the Acquired Fund include only the net assets of that Fund.

(2) The Aggregate Net Assets of the Acquiring Fund include the net assets of the Acquiring Fund and of the Small Cap Value Fund of JHF II. As of May 31, 2007, the JHF II Small Cap Value Fund had not been funded.

     Pursuant to subadvisory agreements with JHIMS, Wellington Management serves as the subadviser to each of the Acquired and Acquiring Funds and is responsible for managing the investment and reinvestment of each Fund's assets. As compensation for its services, Wellington Management receives for each Fund a subadvisory fee from JHIMS which is determined by applying to the net assets of the Fund an annual percentage rate that is determined in a manner similar to that used for the advisory fees for the respective Funds as described above. THE SUBADVISORY FEE FOR EACH FUND IS PAID BY JHIMS OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

     Wellington Management became the subadviser to the Acquired Fund effective June 29, 2007, replacing its former subadviser, ClearBridge. For information regarding Wellington Management and this subadviser change, see "New Subadvisory Agreement with Wellington Management for the Special Value Trust." For additional information about Wellington Management, see Appendix B hereto.

     The Board's considerations in approving Wellington Management as the new subadviser to the Acquired Fund are described below under "New Subadvisory Agreement with Wellington Management for the Acquired Fund." A discussion of the basis of the Board's most recent approval of the continuation of advisory and subadvisory agreements with respect to the Acquired and Acquiring Funds will be available in JHT's Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007.

                                   PERFORMANCE

     Set forth below is a bar chart for each of the Acquired and Acquiring Funds and a comparative performance table which provide some indication of the risks of investing in the Funds. Performance information in the bar charts and performance table reflects all fees charged to the respective Funds such as advisory fees and all Fund expenses. Neither Fund charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. THE PAST PERFORMANCE OF A FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

     Bar Charts. The bar charts show changes in the performance of the oldest class of shares of each Fund (Series I shares of the Acquired Fund and NAV shares of the Acquiring Fund) over the last ten years or, if shorter, from the inception date of the Fund. For each Fund, the performance of Series I shares is higher than Series II performance because Series II shares are subject to higher Rule 12b-1 fees than Series I shares, and the performance of NAV shares is higher than Series I and Series II performance since NAV shares are not subject to Rule 12b-1 fees.

SPECIAL VALUE TRUST
(Acquired Fund) (Series I shares)

Best Quarter:  Q4 '04, 11.79%
Worst Quarter: Q2 '06, -2.48%

20.2%  5.6%   10.8%
2004   2005   2006

SMALL CAP VALUE TRUST
(Acquiring Fund) (NAV shares)

Best Quarter:   Q2 '03, 18.86%
Worst Quarter:  Q3 '02, -17.81%

34.2%  19.1%  -6.4%  38.0%  25.4%  9.2%   19.3%
2000   2001   2002   2003   2004   2005   2006

     Table. The following table shows, for the indicated periods ended December 31, 2006, the annualized total returns of the Series I, Series II and NAV shares of the Acquired and Acquiring Funds as well as the performance of certain indices which are broad measures of market performance.

                                                 ONE     FIVE     SINCE
                                                 YEAR   YEARS   INCEPTION
                                                -----   -----   ---------
SPECIAL VALUE TRUST (1)
   (Acquired Fund)              Series I        10.84%    N/A   17.08%(2)
                                Series II       10.59%    N/A   16.82%(2)
                                NAV(2)          10.88%    N/A   17.10%(2)
   --Russell 2000 Value Index                   23.48%    N/A   24.37%

SMALL CAP VALUE TRUST (1)
   (Acquiring Fund)             Series I (3)    19.26%  16.10%  18.81%(3)
                                Series II (3)   19.03%  16.01%  18.75%(3)
                                NAV (4)         19.32%  16.11%  18.82%(4)
   --Russell 2000 Value Index                   23.48%  15.37%  15.34%
   --Combined Index (5)                         23.48%  15.37%  15.29%

----------
(1) Wellington Management became the subadviser to the Acquired Fund effective June 29, 2007 and the sole subadviser to the Acquiring Fund effective April 29, 2005 (prior thereto, Wellington Management was a co-subadviser to the Acquiring Fund). Performance shown for the Funds includes results prior to these dates.

(2) Series I and Series II shares of the Acquired Fund were first offered on May 5, 2003. NAV shares of the Acquired Fund were first offered February 28, 2005. NAV shares performance presented for periods prior to February 28, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(3) Series I and Series II shares of the Acquiring Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trust I ("JHVST") Small Cap Value Fund, the Acquiring Fund's predecessor (see note (4) below). The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(4) NAV shares of the Acquiring Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Value Fund of JHVST in exchange for NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, the Acquiring Fund's predecessor. These shares were first issued on August 30, 1999.

(5) The Combined Index represents the performance of the Russell 2500 Value Index from September 1999 to December 2000 and the Russell 2000 Value Index from January 2001 to the present.

                      INFORMATION ABOUT THE REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix
A. The Plan provides that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on November 9, 2007 or on such later date as may be determined by JHT (the "Exchange Date"). The net asset value per share of each class of shares of the Acquired Fund and the Acquiring Fund will be determined by dividing the Fund's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of that Fund. See "Additional Information About the Funds -- Purchase and Redemption of Shares (Calculation of Net Asset Value)" below.

     The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder's full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the "Effective Time"). The Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. The holders of Series I, Series II and NAV shares of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHT will take all necessary steps under Massachusetts law, JHT's Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Fund.

     The Board has determined, with respect to the Acquired and Acquiring Funds, that the interests of shareholders and variable contract owners whose contract values are invested in shares of such Funds ("contract owners") will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of such Funds and such shareholders and contract owners.

     The consummation of the Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Fund entitled to vote approve the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization, before or after approval by the shareholders of the Acquired Fund, by JHT on behalf of either or both of the Acquired and Acquiring Funds if the Board or the officers of JHT determine that proceeding with the Reorganization is not in the best interests of either or both of the Acquired or Acquiring Funds or their respective shareholders or contract owners. The Plan provides that JHT on behalf of the Acquired or Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of the other Fund, except for certain conditions regarding the receipt of regulatory approvals.

     The expenses of the Reorganization (other than registration fees payable for the registration of shares of the Acquiring Fund in connection with the Reorganization, which will be payable by the Acquiring Fund) will be borne by the Adviser. See "Voting Information" below.

     If the Plan is not approved by the shareholders of the Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action. THE BOARD, INCLUDING ALL THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS APPROVE THE PLAN UNDER PROPOSAL 1.

                         REASONS FOR THE REORGANIZATION

     The Board has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. The net assets of the Acquired Fund recently decreased significantly as the result of a redemption from the Acquired Fund of approximately $120 million by the Lifestyle Trusts. The Lifestyle Trusts are JHT Funds that operate as funds of funds and invest in, and periodically reallocate their assets among, other JHT Funds. Management does not believe that the Acquired Fund is likely to attract sufficient new assets to offset expected increases in its overall operating expense ratios resulting from such decrease in net assets. The Reorganization will permit shareholders whose assets are invested in the Acquired Fund to pursue substantially similar investment objectives and principal strategies as shareholders of the Acquiring Fund which has a larger asset base and stronger prospects for growth and efficient management. Wellington Management, which has been the sole subadviser to the Acquiring Fund since April 2005 and prior to that was a co-subadviser to the Acquiring Fund since its inception in 1999, was appointed subadviser to the Acquired Fund in June 2007. The Acquiring Fund has outperformed the Acquired Fund since that Fund's inception in 2003 and has outperformed its own benchmark index and peer group average since its inception. Although the Acquiring Fund has a higher advisory fee and higher overall operating expense ratios than the Acquired Fund, the expense ratios of the Acquired Fund are expected to increase significantly as result of the decrease in its net assets. The Adviser has currently agreed to cap certain of these expenses by waiving a portion of its advisory fee for the Acquired Fund, but the Adviser may terminate this voluntary fee waiver at any time.

                    BOARD CONSIDERATION OF THE REORGANIZATION

     On the recommendation of management, the Board, including the Independent Trustees, considered the Reorganization at its meeting held on June 28-29, 2007, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Adviser. In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were assisted by independent legal counsel. In reaching its decision at the June 28-29, 2007 meeting to recommend approval of the Reorganization, the Board concluded that the participation of the Acquired Fund and Acquiring Fund in the Reorganization is in the best interests of each such Fund, as well as in the best interests of shareholders of and contract owners whose contract values are invested in shares of the Acquired and Acquiring Funds, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization.

     In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Fund, the Board inquired into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds, including performance as of March 31, 2007; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification;
(4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Fund; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds and the expected impact on the Acquired Fund of the recent decrease in its net assets and the potential termination of the Adviser's voluntary fee waiver; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by Wellington Management to the Acquired and Acquiring Funds; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Adviser or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.

     The Board's decision to recommend approval of the Reorganization was based on a number of factors, including the following:

1. The Acquired and Acquiring Funds have substantially similar investment objectives, policies and risks, and their combination will afford shareholders of the Acquired Fund continuity in investment objectives;

2. Wellington Management is the subadviser to both the Acquiring Fund and, effective June 29, 2007, the Acquired Fund, and the Board is generally satisfied with Wellington Management's management of the Acquiring Fund;

3. The Acquiring Fund has outperformed the Acquired Fund since that Fund's inception in 2003 and has outperformed its own benchmark index and peer group average since its inception in 1999 (Wellington Management has been sole subadviser to the Acquiring Fund since April 2005 and prior to that was a co-subadviser to the Acquiring Fund since its inception);

4. Although the Acquiring Fund has a higher advisory fee and higher overall operating expense ratios than the Acquired Fund, the expense ratios of the Acquired Fund are expected to increase significantly as result of the recent decrease in its net assets. The Adviser has currently agreed to cap certain of the expenses of the Acquired Fund by waiving a portion of its advisory fee for that Fund, but the Adviser may terminate this voluntary fee waiver at any time;

5. Management has advised the Board that it does not believe that the Acquired Fund, as a result of the decrease in its net assets, is economically viable;

6. The Acquiring Fund has a larger asset base and stronger prospects for growth and efficient management than the Acquired Fund;

7. The Reorganization will not result in any dilution of shareholder or contract owner values, and the expenses of the Reorganization will be borne by the Adviser;

8. The Reorganization, by reducing the number of JHT Funds, may benefit the Adviser through increased administrative efficiencies. With respect to the Acquiring Fund's having a higher advisory fee rate than the Acquired Fund, the difference in the advisory fee rates is due to a higher subadvisory fee for the Acquiring Fund, and the Adviser does not believe that Wellington Management will continue to manage the Acquired Fund beyond the proposed Exchange Date (November 9, 2007) without an increase in the subadvisory fee for that Fund. Moreover, the net amount of the advisory fee retained by the Adviser after payment of the subadvisory fee is the same for the Acquired and Acquiring Funds; and

9. The Reorganization is expected to qualify as a tax-free reorganization, and no gain or loss will be recognized by any shareholder for federal income tax purposes solely as a result of the Reorganization.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

     JHT has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

     The Acquired and Acquiring Funds are separate series or Funds of JHT. The shares of JHT may be issued in four classes: Series I shares, Series II shares, Series III shares and NAV shares. Not all JHT Funds are currently authorized to or offer all classes of shares, and additional classes may be offered in the future. Currently, the Acquired and Acquiring Funds have Series I, Series II and NAV shares issued and outstanding. The Acquiring Fund will issue Series I, Series II and NAV shares in connection with the Reorganization. Each such share, when issued, will be fully paid and non-assessable (except as noted below under "Additional Information About the Funds -- Massachusetts Business Trust") and will have no preemptive rights. Series I, Series II and NAV shares may not be converted into shares of any other class.

     The Series I, Series II and NAV shares of the Funds are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I and Series II shares (see "Additional Information About the Funds -- Rule 12b-1 Fees" below), and, as described below, voting rights.

     All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and upon liquidation in the net assets of the Fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular Fund will be allocated in the manner determined by the Board.

     The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which JHIMS as investment adviser to each Fund determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS' determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

                         FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the consummation of the Reorganization, JHT will have received an opinion from Dykema Gossett PLLC, tax counsel to JHT in connection with the Reorganization, to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Acquired and Acquiring Funds; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund's shares solely for shares of the Acquiring Fund; (4) the tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period of those assets of the Acquired Fund immediately prior to the Reorganization.

     Neither JHT nor the Acquired or Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"), but each is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

                                 CAPITALIZATION
                                   (UNAUDITED)

     The following table shows as of May 31, 2007: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; and (3) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date. The table does not show the actual number of shares of the Acquiring Fund to be issued in connection with the Reorganization which will depend upon the net asset value and number of shares outstanding of each of the Acquired and Acquiring Funds at the time of the Reorganization.

                                                                  NET ASSET         SHARES
FUNDS                                            NET ASSETS    VALUE PER SHARE   OUTSTANDING
-----                                           ------------   ---------------   -----------
(1) SPECIAL VALUE TRUST
   (Acquired Fund)                --Series I    $  1,103,177        $15.75            70,027
                                  --Series II   $  6,377,593        $15.62           408,359
                                  --NAV         $    110,833        $15.75             7,036
                                     TOTAL      $  7,591,603                         485,422

(2) SMALL CAP VALUE TRUST
   (Acquiring Fund)               --Series I    $ 77,582,789        $20.44         3,795,163
                                  --Series II   $ 80,987,366        $20.38         3,974,739
                                  --NAV         $296,896,931        $20.42        14,540,544
                                     TOTAL      $455,467,086                      22,310,446

(3) SMALL CAP VALUE TRUST
   (Acquiring Fund) (pro-forma
    assuming combination of (1)
    and (2))                      --Series I    $ 78,685,966        $20.44         3,849,134
                                  --Series II   $ 87,364,959        $20.38         4,287,673
                                  --NAV         $297,007,764        $20.42        14,545,972
                                     TOTAL      $463,058,689                      22,682,779

     On June 25, 2007, as a result of a settlement of an SEC investigation, the Adviser and certain of its affiliates paid $15,855 to the Acquired Fund. This payment resulted in an increase of $0.03 in the net asset value per share of the Acquired Fund.

     JHT has been advised that certain unregistered separate accounts of John Hancock insurance companies currently plan to invest approximately $65 million in shares of the Acquiring Fund in October 2007.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

                                 RULE 12B-1 FEES

     JHT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for each of the Series I and Series II shares of each of the Funds. The NAV shares of the Funds are not subject to Rule 12b-1 fees.

     At present, Series I shares of the Acquired and Acquiring Funds are subject to a Rule 12b-1 fee of up to 0.05% of Series I share average daily net assets, and Series II shares of the Funds are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.

     The Rule 12b-1 fees are paid to JHT's distributor, JH Distributors (the "Distributor"). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees: (i) for any expenses relating to the distribution of the shares of the class; (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the NASD.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Each Distribution Plan is a compensation plan rather than a reimbursement plan. Currently, all payments by the Distributor relating to Series I and Series II shares are made to insurance companies affiliated with JHIMS and the Distributor. However, payments may be made to unaffiliated insurance companies in the future.

     Currently, each Series of shares pays a "service fee" of .25% of average daily net assets or, if less, the full amount of the applicable 12b-1 fee. The service fee is paid to the Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties that have agreed to provide with respect to the shares of JHT the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Conduct Rules of the NASD.

     Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

                           DIVIDENDS AND DISTRIBUTIONS

     The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are the same. JHT intends to declare as dividends substantially all of the net investment income, if any, of each of the Funds. Dividends from the net investment income and the net capital gain, if any, for each Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash.

                        PURCHASE AND REDEMPTION OF SHARES

     The purchase and redemption procedures with respect to shares of the Acquired and Acquiring Funds are the same. Shares of each JHT Fund are offered continuously, without sales charge, at a price equal to their net asset value. Shares of each Fund are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or (iii) the SEC by order so permits for the protection of security holders of JHT.

     Calculation of Net Asset Value. The net asset value of the shares of each of the Acquired and Acquiring Funds is determined once daily as of the close of trading on the NYSE, Monday through Friday, except that no determination is required on: (i) days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the shares of the Fund, (ii) days during which no shares of the Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or
(iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share of each share class of a Fund is computed by:
(i) adding the sum of the value of the securities held by the Fund, plus any cash or other assets it holds, attributable to the class, (ii) subtracting all its liabilities attributable to the class, and (iii) dividing the result by the total number of shares outstanding of the class at such time.

     Valuation of Securities. Securities held by each of the Funds, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board. The Board has delegated the responsibility to fair value securities to JHT's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Board.

     Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board or its designee believes accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Board or its designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the net asset value for its Funds. In view of these factors, it is likely that JHT Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than JHT Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to JHT Funds that invest in securities in foreign markets that close prior to the NYSE, JHT will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") that track foreign markets in which JHT Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all JHT Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Funds will be recommended to JHT's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a Fund's shares reflects the value of the Fund's securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All money market instruments with a remaining maturity of 60 days or less held by the Funds are valued on an amortized cost basis.

                          DISRUPTIVE SHORT-TERM TRADING

     None of the JHT Funds is designed for short-term trading (frequent purchases and redemptions of shares) or market timing since such activities may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading").

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading, and JHT seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a Fund's holdings and the time when that change is reflected in the net asset value of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in JHT's Funds. See "Purchase and Redemption of Shares" above for further information on fair value pricing.

     Second, management of JHT will seek to monitor purchases and redemptions of JHT shares either directly or through procedures adopted by affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment, that is, Disruptive Short-Term Trading, JHT may impose restrictions on trading as described below.

     Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into an information sharing agreement under which the insurance company is obligated to:
(i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as engaging in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease accepting trading instructions from the financial intermediary for the contract holder.

     Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target JHT Funds with the following types of investments:

     1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its net asset value.

     2. Funds with significant investments in high yield securities that are infrequently traded.

     3. Funds with significant investments in small cap securities, such as the Acquired and Acquiring Funds.

     Market timers may also target JHT Funds with other types of investments for frequent trading of shares.

                                   TAX MATTERS

     The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). It is not a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under "Additional Information Concerning Taxes". SHAREHOLDERS AND CONTRACT OWNERS SHOULD CONSULT THEIR TAX ADVISERS REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON PERSONAL TAX LIABILITY.

     Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts. JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Code and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, neither Fund will be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91 and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a Fund failed to qualify as a regulated investment company:

     - owners of contracts based on the Fund would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such Fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

     - the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadviser to the Funds and it is intended that the Funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

     Tax-Qualified and Non-Qualified Contracts. Certain of MFC's life insurance subsidiaries (the "Insurance Companies") are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their "policyholder reserves." They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a "DAC tax charge" they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a "DAC tax adjustment." They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

     The Insurance Companies' contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

     Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses for their respective contracts or policies for information on the federal income tax consequences of investments in JHT, including the application of state and local taxes.

     Foreign Investments. When investing in foreign securities or currencies, a Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable contracts who allocate investments to a Fund of JHT.

     Tax Implications for Insurance Contracts with Investments Allocated to JHT. For information regarding the tax implications for the owner of a variable contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. For additional information on taxes, see "Additional Information Concerning Taxes" in the SAI.

                          MASSACHUSETTS BUSINESS TRUST

     Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT Fund for all losses and expenses of any shareholder held personally liable for the obligations of such Fund. In addition, the Declaration of Trust provides that JHT will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only out of the property of the affected Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular Fund would be unable to meet its obligations. JHT considers such risk to be remote.

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

     The SAI contains a description of JHT's policies and procedures regarding disclosure of Fund portfolio holdings.

              BROKER COMPENSATION AND REVENUE SHARING ARRANGEMENTS

     Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies ("Variable Products"). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 fees or through the Adviser's profit on the advisory fee.

     John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). The John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by the John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 fees or through the Adviser's profit on the advisory fee.

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
                         AND TECHNIQUES AND RISK FACTORS

                RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities in which the Acquired and Acquiring Funds may invest are described below. Unless otherwise indicated below, the Acquired and Acquiring Funds may invest in all the types of securities described. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

ACTIVE MANAGEMENT RISK

     The Funds are actively managed by their subadviser. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the Fund's investment objective. If the subadviser's investment strategies do not perform as expected, the Fund could underperform other mutual funds with similar investment objectives or lose money.

CREDIT AND COUNTERPARTY RISK

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DERIVATIVES RISK

     See "Hedging and Other Strategic Transactions" below.

EQUITY SECURITIES RISK

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     Value Investing Risk. The Funds purchase equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what their subadviser believes to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A portfolio's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

EXCHANGE TRADED FUNDS (ETFS) RISK

     ETS are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

FOREIGN SECURITIES RISK

     The Acquiring Fund may invest in foreign securities. The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HIGH PORTFOLIO TURNOVER RISK

     A high Fund portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. The portfolio turnover rate of each of JHT's Funds may vary from year to year, as well as within a year. Portfolio turnover rates are set forth in the Financial Highlights included for each Fund. See also "Portfolio Turnover" in the SAI.

IPO ("INITIAL PUBLIC OFFERING") RISK

     The Acquiring Fund may invest a portion of its assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

ISSUER RISK

     An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK

     A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk present the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for investments in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

REAL ESTATE SECURITIES

     The Acquiring Fund may invest in real estate securities. Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

-    Declines in the value of real estate;

-    Risks related to general and  local economic conditions;

-    Possible lack of availability of mortgage funds;

-    Overbuilding;

-    Extended vacancies of properties;

-    Increases in property taxes and operating expenses;

-    Increased competition;

-    Change in zoning laws;

-    Losses due to costs resulting from the clean-up of environmental problems;

- Liability to third parties for damages resulting from environmental problems;

-    Casualty or condemnation losses;

-    Limitations on rents;

-    Changes in neighborhood values and the appeal of properties to tenants; and

-    Changes in interest rates.

     Securities of companies in the real estate industry include real estate investment trusts (REITs), including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

--Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

--Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

--Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

--Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

--Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

                                   ----------

     Additional risks of investing in the types of securities mentioned above are described in the SAI, which is incorporated by reference into this Proxy Statement/Prospectus.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Each of the Acquired and Acquiring Funds is authorized to use a variety of strategic transactions. These transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Fund. Hedging refers to protecting against possible changes in the market value of securities a Fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions that may be used are described below:

     - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

     -    financial futures contracts (including stock index futures),

     -    interest rate transactions*, and

     -    currency transactions.**

* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Collectively, these transactions are referred to in this Proxy Statement/Prospectus as "Hedging and Other Strategic Transactions." Hedging and Other Strategic Transactions may be used for the following purposes:

     - to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations,

     -    to protect a Fund's unrealized gains in the value of its securities,

     -    to facilitate the sale of a Fund's securities for investment purposes,

     -    to manage the effective maturity or duration of a Fund's securities,

     - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

     - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     The ability of a Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a Fund's securities. While a subadviser will use Hedging and Other Strategic Transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised.

     A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the SAI.

                         ADDITIONAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, the Acquired and Acquiring Funds may use the following investment strategies and purchase the following types of securities.

LENDING OF PORTFOLIO SECURITIES

     Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the loaned securities, the borrower gives the lending Fund collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

     In order to help ensure the availability of suitable securities, each of the Funds may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

REPURCHASE AGREEMENTS

     Each of the Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. A Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchase agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     Each of the Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Fund will maintain on its records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's net asset value per share, each Fund will cover the transaction as described above.

WARRANTS

     Each of the Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

     Each of the Funds is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, JHT may be forced to sell them at a discount from the last offer price.

SHORT SALES

     Each of the Funds may make short sales of securities. This means that the Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. A Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a Fund closes its short position or replaces a borrowed security, it will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

                                   ----------

     These investment strategies and securities are more fully described in the SAI, which is incorporated by reference into this Proxy Statement/Prospectus.

                         NEW SUBADVISORY AGREEMENT WITH
                WELLINGTON MANAGEMENT FOR THE SPECIAL VALUE TRUST

     At its meeting on June 28-29, 2007, the Board, including all of the Independent Trustees, voted to accept the resignation of ClearBridge, and to approve a subadvisory agreement appointing Wellington Management, as the subadviser to the Acquired Fund (the Special Value Trust), both effective June 29, 2007. ClearBridge agreed to resign as subadviser following discussions relating to the proposed Reorganization (see Proposal 1 above). The Special Value Trust is sometimes referred to in this section as the "Fund."

     The change in subadviser for the Fund has not resulted in any change in the advisory and subadvisory fee rates for the Fund.

     The new subadvisory agreement with Wellington Management is dated June 29, 2007. The prior subadvisory agreement with ClearBridge, dated December 1, 2006, was approved by the Board (including a majority of the Independent Trustees) on September 28-29, 2006 in connection with the appointment of ClearBridge (formerly, CAM North America, LLC) as subadviser.

WELLINGTON MANAGEMENT

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     Wellington Management is the subadviser to the following JHT Funds in addition to the Fund: Investment Quality Bond Trust; Mid Cap Intersection Trust; Mid Cap Stock Trust; Natural Resources Trust; Small Cap Growth Trust; and Small Cap Value Trust.

     For information about the executive officers and managing partners of, and funds comparable to the Special Value Trust that are managed by, Wellington Management, see Appendix B ("Additional Information About Wellington Management") to this Proxy Statement/Prospectus.

NEW SUBADVISORY AGREEMENT

     Under the new subadvisory agreement with Wellington Management, as under the prior subadvisory agreement with ClearBridge, the subadviser manages the day-to-day investment and reinvestment of the assets of the Fund, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the Fund consistent with its investment objective and policies. The subadviser implements such program by purchases and sales of securities and regularly reports thereon to the Board and the Adviser.

     The terms of the prior subadvisory agreement and the new subadvisory agreement are substantially the same, and are the same with respect to compensation as described below. The terms of the agreements are described below under "Description of Prior and New Subadvisory Agreements."

     COMPENSATION. As compensation for its services under the new subadvisory agreement, Wellington Management is paid a subadvisory fee by the Adviser with respect to the Fund. The fee, which is accrued daily and paid monthly, is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. Under the prior subadvisory agreement, ClearBridge was also paid a subadvisory fee by the Adviser determined in the same manner as the subadvisory fee for Wellington Management under the new subadvisory agreement. UNDER BOTH THE PRIOR AND THE NEW SUBADVISORY AGREEMENTS, THE SUBADVISORY FEE IS PAID BY THE ADVISER OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

     The following table sets forth the annual percentage rate of the subadvisory fees for the Fund under the prior and new subadvisory agreements. As indicated, the rate is the same under both agreements.

     SUBADVISORY FEES
     (As a percentage of average daily net assets)

PRIOR SUBADVISORY AGREEMENT    NEW SUBADVISORY AGREEMENT
---------------------------   --------------------------
0.500% at all asset levels.   0.500% at all asset levels

     For the fiscal year ended December 31, 2006, JHIMS paid ClearBridge under the prior subadvisory agreement a subadvisory fee of $2,035,129 with respect to the Fund. If the new subadvisory agreement with Wellington Management had been in effect for that fiscal year, the subadvisory fee would have been the same.

CHANGE IN NON-FUNDAMENTAL INVESTMENT POLICIES

     In connection with approving the new subadvisory agreement with Wellington Management for the Fund, the Board also approved changing certain non-fundamental investment policies of the Fund to reflect Wellington Management's management style. Specifically, the Board approved increasing the upper limit of the non-index-referenced market capitalization range of companies in which the Fund may invest from $3 billion to $5 billion. The new investment policy is set forth below, with the change from the prior policy marked in
BOLD).

     New policy:

     Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks and other equity securities of small capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalization at the time of investment is no greater than (a) $5 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

     As stated under Proposal 1 above with respect to the proposed Reorganization of the Special Value Trust into the Small Cap Value Trust, Wellington Management has advised JHT that it intends to manage the Special Value Trust and the Small Cap Value Trust in a substantially similar manner, subject to the stated differences in the investment objectives and principal strategies of the Funds described under Proposal 1.

CONSIDERATIONS BY THE BOARD OF TRUSTEES

     The Board, including the Independent Trustees, is responsible for selecting JHT's investment adviser, approving the Adviser's selection of JHT Fund subadvisers and approving JHT's advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHT's advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHT and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

     1. the nature, extent and quality of the services to be provided by the Adviser to JHT and by the subadviser to the Fund;

     2.   the investment performance of the Fund and its subadviser;

     3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

     4. the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser's relationship with JHT; and

     5. comparative services rendered and comparative advisory and subadvisory fee rates.

     The Board believes that information relating to all these factors is relevant to its evaluation of JHT's advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of JHT's "manager-of-managers" advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with JHT, generally, are not a material factor in the Board's consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

     In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of JHT, offered by the Adviser and other affiliates of the Adviser ("Material Relationships").

     In making its determination with respect to the factors that it considers, the Board reviewed:

     1. information relating to Wellington Management's current subadvisory services to JHT,

     2. the performance of the Special Value Trust and the performance of other funds managed by Wellington Management with similar investment policies to those of the Special Value Trust;

     3. the subadvisory fee for the Special Value Trust, including any breakpoints; and

     4. information relating to the nature and scope of Material Relationships and their significance to the Adviser and to Wellington Management.

     Particular considerations of the Board in approving the new subadvisory agreement with Wellington Management for the Special Value Trust at the June 28-29, 2007 Board meeting included the following:

     1. Wellington Management has demonstrated skills as a manager, is currently the subadviser to six JHT Funds and four JHF II funds and may be expected to provide a high quality of investment management services and personnel to the Special Value Trust;

     2. The Small Cap Value Trust, a JHT Fund managed by Wellington Management with a comparable investment style to the Special Value Trust, has outperformed the Special Value Trust since the inception of that Fund in 2003 and has outperformed its own benchmark index and peer group average since its inception in 1999 (Wellington Management has been sole subadviser to the Small Cap Value Trust since April 2005 and was a co-subadviser from 1999 to April 2005); and

     3. The subadvisory fee with respect to the Special Value Trust under the new subadvisory agreement (i) is the product of arms-length negotiation between the Adviser and Wellington Management, (ii) is within industry norms, (iii) is the same as the subadvisory fee under the prior ClearBridge subadvisory agreement; and (iv) is paid by the Adviser and not by the Special Value Trust.

DESCRIPTION OF PRIOR AND NEW SUBADVISORY AGREEMENTS

     The terms of the prior subadvisory agreement with ClearBridge and the new subadvisory agreement with Wellington Management are substantially the same and are described below. For convenience, the agreements are generally, collectively referred to as the "subadvisory agreement" and the subadvisers as the "subadviser."

     DUTIES OF THE SUBADVISER. The subadviser manages the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the Fund consistent with its investment objective and policies. The subadvisers implements such program by purchases and sales of securities and regularly report thereon to the Board and the Adviser (or the subadviser in the case of a sub-subadviser). At its expense, the subadviser furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties. The subadviser also furnishes administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the Fund.

     BROKERAGE TRANSACTIONS. The subadviser selects brokers and dealers to effect all transactions, places all necessary orders with brokers, dealers, or issuers, and negotiates brokerage commissions if applicable. The subadviser may pay a broker-dealer that provides research and brokerage services a higher spread or commission for a particular transaction than otherwise might have been charged by another broker-dealer, if the subadviser determines that the higher spread or commission is reasonable in relation to the value of the brokerage and research services that such broker-dealer provides, viewed in terms of either the particular transaction or the subadviser's overall responsibilities with respect to accounts managed by the subadviser.

     BOOKS AND RECORDS. The subadviser maintains all accounts, books and record with respect to the Fund as are required of an investment adviser of a registered investment company under the 1940 Act and the Advisers Act.

     TERM. The subadvisory agreement initially continues in effect for a period of no more than two years from the date of its execution and thereafter only if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance must also be approved by the vote of a majority of the Independent Trustees.

     Any required shareholder approval of any continuance of the subadvisory agreement is effective with respect to a Fund if a majority of the outstanding voting securities of the Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the agreement or (b) all of the JHT Funds.

     If the outstanding voting securities of a Fund fail to approve any continuance of a subadvisory agreement for the Fund, the subadviser will continue to act as subadviser with respect to the Fund pending the required approval of the continuance of the agreement or a new agreement with either that subadviser or a different subadviser, or other definitive action.

     TERMINATION. The subadvisory agreement provides that it may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the agreement and, as applicable, to JHT. The following parties or others may terminate the agreement:

     -    the Board JHT;

     - the holders of a majority of the outstanding voting securities of the Fund;

     -    the Adviser; and

     -    the subadviser.

     The subadvisory agreement automatically terminates in the event of its assignment.

     AMENDMENTS. The subadvisory agreement may be amended by the parties to the agreement provided the amendment is approved by of a majority of the Independent Trustees of JHT. Any required shareholder approval of any amendment will be effective with respect to the Fund if a majority of the outstanding voting securities of the Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other JHT Fund affected by the amendment or (b) all of the JHT Funds.

     Pursuant to an order received by JHT from the SEC, the Adviser is permitted to enter into subadvisory agreements appointing subadvisers which are not affiliates of the Adviser (other than by reason of serving as a subadviser to a Fund), and to change the terms of subadvisory agreements (including subadvisory fees) with respect to such subadvisers, without shareholder approval. JHT is therefore able to engage non-affiliated subadvisers from time to time without the expense and delays associated with holding a meeting of shareholders.

     LIABILITY OF SUBADVISER. Neither the subadviser nor any of its officers, directors or employees (in the case of ClearBridge), or partners and employees (in the case of Wellington Management), will be liable to the Adviser or JHT for any loss suffered by the Adviser or JHT resulting from its acts or omissions as subadviser to the Fund, except for losses resulting from willful misfeasance, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the subadviser or any of its officers, directors or employees or partners or employees, as applicable.

     CONSULTATION WITH SUBADVISERS TO THE FUNDS. Consistent with Rule 17a-10 under the 1940 Act, the subadvisory agreement prohibits the subadviser from consulting with the following entities concerning transactions for a Fund in securities or other assets: (a) other subadvisers to the Fund, (b) subadvisers to other JHT Funds, and (c) subadvisers to funds under common control with the Fund.

     CONFIDENTIALITY OF PORTFOLIO HOLDINGS. The subadviser is required to treat JHT Fund portfolio holdings as confidential and to prohibit its employees from trading on such confidential information.

                               VOTING INFORMATION

     The Board is soliciting proxies from the shareholders of the Acquired Fund for the Meeting to be held at 601 Congress Street, Boston, Massachusetts 02210 on SEPTEMBER 26, 2007 AT 10:00 A.M. EASTERN TIME, or at such later time as designated upon adjournment.

SHAREHOLDERS OF JHT

     JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts and to certain entities affiliated with the insurance companies. Only shares of a particular JHT Fund are entitled to vote on matters which affect only the interests of that Fund.

     As of the Record Date, shares of the Acquired and Acquiring Funds were legally owned by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO"), John Hancock Variable Life Insurance Company ("JHVLICO") and the "Lifestyle Trusts" (as defined below). See "Outstanding Shares and Share Ownership" below. In JHT's view, to the extent that any of these insurance companies legally owns more than 25% of the shares of the Acquired or Acquiring Fund, such company, which lacks the power to vote (see "Solicitation of Proxies and Voting Instructions" below) or dispose of, or a pecuniary interest in, such shares, would not beneficially own such shares and thus would not be a control person with respect to the Fund(s).

     Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Each of JHLICO and JHVLICO is a wholly owned subsidiary of John Hancock Financial Services, Inc. The ultimate parent entity of each such insurance company is Manulife Financial Corporation ("MFC"), the holding company of Manulife and its subsidiaries, collectively known as "Manulife Financial." The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     JHLICO (U.S.A.) is a stock life insurance company originally organized under the laws of Pennsylvania, redomesticated under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. JHLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 200 Clarendon Street, Boston, Massachusetts 02117. JHVLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 197 Clarendon Street, Boston, Massachusetts 02117. Each of JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO holds shares of JHT in their separate accounts through which they fund the variable contracts they issue and may hold shares directly.

     The Lifestyle Trusts are JHT Funds that operate as funds of funds and invest in other JHT Funds. The five Lifestyle Trusts are: the Lifestyle Aggressive Trust, Lifestyle Growth Trust, Lifestyle Balanced Trust, Lifestyle Moderate Trust and Lifestyle Conservative Trust. JHLICO (U.S.A.) and JHLICO New York are the legal owners of shares of the Lifestyle Trusts held in their separate accounts.

VOTING RIGHTS AND PROCEDURES

     Shareholders of record at the close of business on July 31, 2007 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof.

     Quorum; Definition of a Majority of Outstanding Voting Securities; Required Vote. The holders of 30% of the outstanding shares of the Acquired Fund at the close of business on the Record Date present in person or by proxy will constitute a quorum for the Meeting. A majority of the outstanding voting securities of the Acquired Fund entitled to vote at the close of business on that date is required to approve the Proposal as to that Fund. As used in this Proxy Statement/Prospectus, the vote of a "Majority of the Outstanding Voting Securities" means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of the Acquired Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present in person or by proxy; or

(2)  more than 50% of the outstanding voting securities of the Acquired Fund.

Acquired Fund shareholders are entitled to one vote for each share of Series I, Series II and NAV shares held and fractional votes for fractional shares held. No shares have cumulative voting rights.

     In the event the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a proposal will require the affirmative vote of the holders of a majority of the shares of the affected Fund cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion.

     Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to the Proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against the Proposal.

     Fund Voting. Shares of the Acquired Fund will be voted in the aggregate and not by class of shares with respect to the Proposal.

     Revocation of Proxies. Proxies may be revoked prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHT at 601 Congress Street, Boston, Massachusetts 02210; or (ii) signing and returning a new proxy, in each case if received by JHT by September 25, 2007. ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH SPECIFICATIONS THEREON, OR IN THE ABSENCE OF SPECIFICATIONS, FOR APPROVAL OF THE PROPOSAL.

SOLICITATION OF PROXIES AND VOTING INSTRUCTIONS

     JHT is soliciting proxies from the shareholders of the Acquired Funds, including JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO, which have the right to vote upon matters that may be voted upon at a special shareholders' meeting. JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in separate accounts registered under the 1940 Act that hold shares of the Acquired Fund to be voted at the Meeting and will solicit voting instructions from those contract owners.

     JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will vote all shares of the Acquired Fund issued to them in proportion to the timely instructions received from contract owners participating in the separate accounts described above. In addition, JHT will vote all shares of the Acquired Fund held by the Lifestyle Trusts in proportion to such instructions. The effect of such proportional voting is that a small number of contract owners can determine the outcome of the voting.

     Under the Plan, the expenses of the Reorganization, including the cost of the preparation and distribution of these proxy materials, will be borne by the Adviser. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHT, JHIMS and its agents or affiliates, personally or by the telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of voting instructions. For those services, they will be reimbursed for their out-of-pocket expenses.

                     OUTSTANDING SHARES AND SHARE OWNERSHIP

ACQUIRED FUND

     As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to the Series I, Series II and NAV shares of the Acquired Fund, and the percentage ownership thereof by each of JHLICO (U.S.A.), JHLICO New York, JHLICO, JHVLICO and the Lifestyle Trusts, are set forth below:

                                                 PERCENTAGE OF SHARES HELD BY:
                                       --------------------------------------------------
FUND AND                 NUMBER OF      JHLICO     JHLICO                       LIFESTYLE
SHARE CLASS           ELIGIBLE VOTES   (U.S.A.)   NEW YORK   JHLICO   JHVLICO    TRUSTS*
-----------           --------------   --------   --------   ------   -------   ---------
Special Value Trust
   --Series I
   --Series II
   --NAV

----------
*    Represents the aggregate percentage ownership of shares by the Lifestyle
     Trusts.

     As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of the Acquired Fund.

     As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of the Acquired Fund.

ACQUIRING FUND

     As of the Record Date, the number of shares outstanding with respect to the Series I, Series II and NAV shares of the Acquiring Fund, and the percentage ownership thereof by each of JHLICO U.S.A., JHLICO New York, JHLICO, JHVLICO and the Lifestyle Trusts, are set forth below:

                                                     PERCENTAGE OF SHARES HELD BY:
                                           --------------------------------------------------
FUND AND                  NUMBER OF         JHLICO     JHLICO                       LIFESTYLE
SHARE CLASS           OUTSTANDING SHARES   (U.S.A.)   NEW YORK   JHLICO   JHVLICO    TRUSTS*
-----------           ------------------   --------   --------   ------   -------   ---------
Special Value Trust
   --Series I
   --Series II
   --NAV

----------
*    Represents the aggregate percentage ownership of shares by the Lifestyle
     Trusts.

     As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding Series I, Series II or NAV shares of the Acquiring Fund.

     As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of the Acquiring Fund.

                              FINANCIAL STATEMENTS

     The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2006 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as such financial statements relate to the Acquired and Acquiring Funds. The financial highlights of the Acquired and Acquiring Funds as of December 31, 2006 are included in Appendix C to this Proxy Statement/Prospectus.

     JHT will furnish, without charge, a copy of its Annual Report for the fiscal year ended December 31, 2006 and, when available, its Semi-Annual Report for the six-month period ended June 30, 2007 to any shareholder or contract owner upon request. To obtain a report, please contact JHT by calling 1-800-344-1029 or by writing to JHT at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Gordon Shone.

                                  LEGAL MATTERS

     Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243.

                                 OTHER MATTERS

     The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

     JHT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHT must be received by JHT a reasonable time before JHT's solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

                        BY ORDER OF THE BOARD OF TRUSTEES

August 13, 2007
Boston, Massachusetts

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, SIGN AND DATE THE PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this ___ day of ______________, 2007, by John Hancock Trust ("JHT"), a Massachusetts business trust, on behalf of the Special Value Trust (the "Acquired Fund") and the Small Cap Value Trust (the "Acquiring Fund"), each of which is a separate series or fund of JHT, and, for purposes of Section 9 of the Plan only, by John Hancock Investment Management Services, LLC, the investment adviser to JHT.

     WHEREAS, JHT intends to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of all or substantially all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for Series I, Series II and NAV voting shares of beneficial interest, par value $.01 per share, of the Acquiring Fund (the "Acquiring Fund Shares"), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares (the "Reorganization"); and

     WHEREAS, the Board of Trustees of JHT has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of each such Fund, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Funds ("contract owners"), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, JHT on behalf of, respectively, the Acquired Fund and the Acquiring Fund, hereto agrees as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

     (a) Plan of Reorganization.

     (i) JHT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all of the then existing assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, JHT on behalf of the Acquiring Fund will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I, Series II and NAV shares of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I, Series II and NAV shares of capital stock (if any), par value $.01 per share, of the Acquired Fund ("Acquired Fund Shares") held in the treasury of JHT at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of the Custodian shall be conclusive and binding on all parties in interest.

     (ii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund shareholders") as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series I, Series II and NAV shares of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     (iii) As soon as practicable after the Effective Time of the Reorganization, JHT shall take all the necessary steps under Massachusetts law, JHT's Agreement and Declaration of Trust (the "Declaration of Trust") and any other applicable law to effect a complete dissolution of the Acquired Fund.

     (b) Exchange Date and Effective Time of the Reorganization.

     (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on the day (the "Exchange Date") which is the later of
(A) the final adjournment of the meeting of the holders of Acquired Fund shares at which this Plan will be considered, (B) November 9, 2007 and (C) such later day as JHT may determine.

     (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

     (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     (iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

     (c) Valuation.

     (i) The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I, Series II and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Fund shall be computed by the Custodian in the manner set forth in JHT's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in JHT's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

     (ii) The number of Series I, Series II and NAV shares of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund's assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II and NAV shares of the Acquiring Fund, both as determined in accordance with Section 1(c)(i).

     (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRING FUND

     JHT on behalf of the Acquiring Fund represents and warrants as follows:

     (a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. JHT is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of JHT dated May 1, 2007, as supplemented, and the current statement of additional information of JHT dated May 1, 2007, as supplemented, and as each may be further supplemented or amended, included in JHT's registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT's prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of JHT for the fiscal year ended December 31, 2006, which have been audited by the independent registered public accounting firm retained by JHT, fairly present the financial position of the Acquiring Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

     (f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in JHT's prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund).

     (g) Authority Relative to this Plan. JHT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT's Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (h) Liabilities. There are no liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in JHT's Financial Statements with respect to the Acquiring Fund and liabilities incurred in the ordinary course of business subsequent to December 31, 2006 or otherwise previously disclosed to JHT with respect to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

     (i) No Material Adverse Change. Since December 31, 2006, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect JHT or the Acquiring Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against JHT or the Acquiring Fund and, to the knowledge of JHT, there are no regulatory investigations of JHT or the Acquiring Fund, pending or threatened, other than routine inspections and audits.

     (k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHT is subject.

     (l) Taxes. All federal and other income tax returns of JHT with respect to the Acquiring Fund required to be filed by JHT with respect to the Acquiring Fund have been filed for all taxable years to and including December 31, 2006, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by JHT with respect to the Acquiring Fund have been paid so far as due. JHT and the Acquiring Fund currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and Treas. Reg.
Section 1.817-5, as if those provisions applied directly to that Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by JHT of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRED FUND

     JHT on behalf of the Acquired Fund represents and warrants as follows:

     (a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. JHT is registered under the Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of JHT dated May 1, 2007, as supplemented, and the current statement of additional information of JHT dated May 1, 2007, as supplemented, and as each may be further supplemented or amended, included in JHT's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT's prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHT). All of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of JHT for the fiscal year ended December 31, 2006, which have been audited by the independent registered public accounting firm retained by JHT, fairly present the financial position of the Acquired Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

     (f) Authority Relative to this Plan. JHT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT's Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (g) Liabilities. There are no liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in JHT's Financial Statements with respect to the Acquired Fund and liabilities incurred in the ordinary course of business subsequent to December 31, 2006 or otherwise previously disclosed to JHT with respect to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.

     (h) No Material Adverse Change. Since December 31, 2006, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect JHT or the Acquired Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against JHT or the Acquired Fund and, to the knowledge of JHT, there are no regulatory investigations of JHT or the Acquired Fund, pending or threatened, other than routine inspections and audits.

     (j) Contracts. JHT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to JHT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

     (k) Taxes. All federal and other income tax returns of JHT with respect to the Acquired Fund required to be filed by JHT with respect to the Acquired Fund have been filed for all taxable years to and including

December 31, 2006, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by JHT with respect to the Acquired Fund have been paid so far as due. JHT and the Acquired Fund currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg.
Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg.
Section 1.817-5(f)(3) as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by JHT of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF JHT ON BEHALF OF THE ACQUIRING FUND

     JHT on behalf of the Acquiring Fund covenants to the following:

     (a) Registration Statement. On behalf of the Acquiring Fund, JHT shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by JHT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (b) Cooperation in Effecting Reorganization. JHT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

     (c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF JHT ON BEHALF OF THE ACQUIRED FUND

     JHT on behalf of the Acquired Fund covenants to the following:

     (a) Meeting of the Acquired Fund's Shareholders. JHT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.

     (b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on JHT's books. At least five

(5) business days prior to the Exchange Date, the Acquired Fund will provide JHT, for the benefit of the Acquiring Fund, with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHT, on behalf of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the "Schedule"). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

     (c) Registration Statement. In connection with the preparation of the Registration Statement, JHT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by JHT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by JHT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this
Section 5(c).

     (d) Cooperation in Effecting Reorganization. JHT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

     (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, JHT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRED FUND

The obligations of JHT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Fund's Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter ("Acquired Shareholder Approval").

     (b) Covenants, Warranties and Representations. With respect to the Acquiring Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since December 31, 2006.

     (c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

     (d) Tax Opinion. JHT shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHT, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to the Acquired Fund and the Acquiring Fund (the "Tax Opinion'). For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as a senior officer of JHT will have verified as of the Effective Time of the Reorganization. The opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Acquired and Acquiring Funds; (2) no gain or loss will be recognized by the Acquired or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund's shares solely for shares of the Acquiring Fund; (4) the tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period of those assets of the Acquired Fund immediately prior to the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRING FUND

     The obligations of JHT on behalf of each Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Fund's Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.

     (b) Covenants, Warranties and Representations. With respect to the Acquired Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in

Section 3(h) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2006.

     (c) Portfolio Securities. All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by John Hancock Investment Management Services, LLC (or, at its discretion, by the subadviser for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.

     (d) Regulatory Approval. The Regulatory Approvals shall have been obtained.

     (e) Distribution of Income and Gains. JHT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund's investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carryforward, for its taxable year ending on the Exchange Date.

     (f) Tax Opinion. JHT shall have received the Tax Opinion.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

     (a) Amendments. JHT may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made which substantially changes the terms hereof.

     (b) Waivers. At any time prior to the Effective Time of the Reorganization, JHT, on behalf of either or both of the Acquired and Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Fund or Funds contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or Funds contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

     (c) Termination. This Plan may be terminated by JHT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that the Board of Trustees or the officers of JHT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds or for any other reason.

     (d) Unless JHT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on December 31, 2007 if the Effective Time of the Reorganization is not on or prior to such date.

     (e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES

     The expenses of the Reorganization will be borne by John Hancock Investment Management Services, LLC. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

10. RELIANCE

     All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Funds, the Acquiring Funds and JHT notwithstanding any investigation made by such party or on its behalf.

11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     (d) This Plan shall bind and inure to the benefit of JHT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     (e) The name "John Hancock Trust" is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with JHT must look solely to JHT's property for the enforcement of any claims against JHT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHT. No Fund of JHT shall be liable for claims against any other Fund of JHT.

     IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                        JOHN HANCOCK TRUST
                                        on behalf of the Acquired Fund


                                        BY:
                                            ------------------------------------
                                        Name:
                                              ----------------------------------
                                        Title:
                                               ---------------------------------


                                        JOHN HANCOCK TRUST
                                        on behalf of the Acquiring Fund


                                        BY:
                                            ------------------------------------
                                        Name:
                                              ----------------------------------
                                        Title:
                                               ---------------------------------

                                        For purposes of Section 9 of this
                                        Agreement only:

                                        JOHN HANCOCK INVESTMENT MANAGEMENT
                                        SERVICES, LLC


                                        BY:
                                            ------------------------------------
                                        Name:
                                              ----------------------------------
                                        Title:
                                               ---------------------------------

                                   APPENDIX B

               ADDITIONAL INFORMATION ABOUT WELLINGTON MANAGEMENT

     This Appendix provides additional information about Wellington Management as the new subadviser for the Special Value Trust effective June 29, 2007.

     MANAGEMENT OF WELLINGTON MANAGEMENT. The names and principal occupations of the principal executive officers and managing partners of Wellington Management are set forth below. The business address of each such person is 75 State Street, Boston Massachusetts 02109.

NAME                                POSITION WITH WELLINGTON MANAGEMENT AND PRINCIPAL OCCUPATION
----                    -----------------------------------------------------------------------------------
Karl E. Bandtel         Senior Vice President, Partner and Executive Committee Member

Paul Braverman          Senior Vice President, Partner and Chief Financial Officer

Cynthia M. Clarke       Senior Vice President, Partner and Chief Legal Officer

Laurie A. Gabriel       Senior Vice President, Managing Partner and Executive Committee Member

James P. Hoffmann       Senior Vice President, Partner and Executive Committee Member

Jean M. Hynes           Senior Vice President, Partner and Executive Committee Member

Selwyn J. Notelovitz    Vice President and Chief Compliance Officer

Saul J. Pannell         Senior Vice President, Partner and Executive Committee Member

Thomas L. Pappas        Senior Vice President, Partner and Executive Committee Member

Phillip H. Perelmuter   Senior Vice President, Managing Partner and Executive Committee Member

John R. Ryan            Senior Vice President, Partner and Executive Committee Member

Perry M. Traquina       President, Chief Executive Officer, Managing Partner and Executive Committee Member

     OTHER INVESTMENT COMPANIES ADVISED BY WELLINGTON MANAGEMENT. Wellington Management currently acts as adviser or subadviser to the following registered investment companies or series thereof having similar investment objectives and policies to those of the Special Value Trust. The table below also states the approximate size of each such fund as of May 31, 2007 and the current advisory or subadvisory fee rate (net of any fee waiver or reimbursement) for each fund as a percentage of average daily net assets.

                                           NET ASSETS AS OF
NAME OF FUND                                 MAY 31, 2007          ADVISORY/SUBADVISORY FEE RATE
------------                               ----------------   ---------------------------------------
JHT Small Cap Value Trust                    $455,467,086     0.650% of the first $100 million, and
                                                              0.600% of the excess over $100 million.

DIA Special Equity Fund; Small Cap Value     $221,543,176     0.450% of the first $200 million, and
                                                              0.375% of the excess over $200 million.

Ultra Series Small Cap Value Fund            $  5,192,618     0.700% at all asset levels.

USAA Small Cap Stock Fund                    $239,093,704     0.700% at all asset levels.

MEMBERS Small Cap Value Fund                 $ 15,813,259     0.700% at all asset levels.

                                   APPENDIX C

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables for the Acquired and Acquiring Funds are intended to help investors understand the financial performance of each Fund for the past five years (or since inception in the case of a Fund in operation for less than five years). Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2006 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. Copies of the Annual Report are available on request as described above.

     The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                               SPECIAL VALUE TRUST
                                 (Acquired Fund)

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

SPECIAL VALUE

                                       SERIES I                                        SERIES II
                    ---------------------------------------------   ----------------------------------------------
PERIOD ENDED        12-31-06    12-31-05   12-31-04   12-31-03(a)   12-31-06    12-31-05    12-31-04   12-31-03(a)
------------        --------    --------   --------   -----------   --------    --------    --------   -----------
PER SHARE
   OPERATING
   PERFORMANCE
NET ASSET
   VALUE,
   BEGINNING OF
   PERIOD           $19.65       $18.68     $15.82    $12.50        $19.53       $18.62     $15.80     $12.50
Net investment
   income
   (loss)(h)          0.08        (0.01)      0.04     (0.04)         0.05        (0.01)      0.02      (0.06)
Net realized and
   unrealized
   gain (loss) on
   investments        1.95         1.05       3.11      3.36          1.92         0.99       3.09       3.36
TOTAL FROM
   INVESTMENT
   OPERATIONS         2.03         1.04       3.15      3.32          1.97         0.98       3.11       3.30
LESS
   DISTRIBUTIONS
From net
   investment
   income            (0.01)          --         --        --            --           --         --         --
From net
   realized gain     (2.00)       (0.07)     (0.29)       --         (2.00)       (0.07)     (0.29)        --
                     (2.01)       (0.07)     (0.29)       --         (2.00)       (0.07)     (0.29)        --
NET ASSET
   VALUE, END OF
   PERIOD           $19.67       $19.65     $18.68    $15.82        $19.50       $19.53     $18.62     $15.80
TOTAL RETURN
   (%)(k)            10.84(l,t)    5.60      20.18     26.56(l,m)    10.59(l,t)    5.30      19.95      26.40(l,m)

RATIOS AND
   SUPPLEMENTAL
   DATA
Net assets, end
   of period (in
   millions)        $    1       $    2     $   17    $   11        $    7       $    8     $   17     $    7
Ratio of net
   expenses to
   average net
   assets (%)         1.09         1.25       1.33      1.55(r)       1.29         1.43       1.53       1.75(r)
Ratio of gross
   expenses to
   average net
   assets (%)         1.09(P)      1.25       1.33      1.64(p,r)     1.29(P)      1.43       1.53       1.84(p,r)
Ratio of net
   investment
   income (loss)
   to average
   net assets (%)     0.41        (0.03)      0.23     (0.44)(r)      0.29        (0.08)      0.09      (0.68)(r)
Portfolio
   turnover (%)         48           84         16        26(m)         48           84         16         26(m)

                         SERIES NAV
                    -----------------------
PERIOD ENDED        12-31-06    12-31-05(a)
------------        --------    -----------
PER SHARE
   OPERATING
   PERFORMANCE
NET ASSET
   VALUE,
   BEGINNING OF
   PERIOD           $19.65       $18.43
Net investment
   income
   (loss)(h)          0.12         0.05
Net realized and
   unrealized
   gain (loss) on
   investments        1.91         1.24
TOTAL FROM
   INVESTMENT
   OPERATIONS         2.03         1.29
LESS
   DISTRIBUTIONS
From net
   investment
   income            (0.01)          --(j)
From net
   realized gain     (2.00)       (0.07)
                     (2.01)       (0.07)
NET ASSET
   VALUE, END OF
   PERIOD           $19.67       $19.65
TOTAL RETURN
   (%)(K)            10.88(l,t)    7.05(m)

RATIOS AND
   SUPPLEMENTAL
   DATA
Net assets, end
   of period (in
   millions)        $   120      $   69
Ratio of net
   expenses to
   average net
   assets (%)          1.04       1.20(r)
Ratio of gross
   expenses to
   average net
   assets (%)          1.O4(p)    1.20(r)

Ratio of net
   investment
   income (loss)
   to average
   net assets (%)      0.60        0.34(r)
Portfolio
   turnover (%)          48          84

(a) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the periods shown.

(r)  Annualized.

(t) In 2006, the adviser fully reimbursed the portfolio for a loss due to compliance error. Excluding this reimbursement total return would have been reduced by 0.06%, 0.05% and 0.06% for Series I, Series II and Series NAV, respectively.

                              SMALL CAP VALUE TRUST
                                 (Acquiring Fund

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

SMALL CAP VALUE

                            SERIES I                SERIES II
                    -----------------------   -----------------------
PERIOD ENDED        12-31-06    12-31-05(a)   12-31-06    12-31-05(a)
------------        --------    -----------   --------    -----------
PER SHARE
   OPERATING
   PERFORMANCE
NET ASSET
   VALUE,
   BEGINNING OF
   PERIOD           $20.94       $18.45       $20.90       $18.45
Net investment
   income
   (loss)(h)          0.17         0.04         0.09           --(j)
Net realized and
   unrealized
   gain (loss) on
   investments        3.36         2.68         3.39         2.68
TOTAL FROM
   INVESTMENT
   OPERATIONS         3.53         2.72         3.48         2.68
LESS
   DISTRIBUTIONS
From net
   investment
   income            (0.01)          --           --           --
From net
   realized gain     (3.88)       (0.23)       (3.88)       (0.23)
                     (3.89)       (0.23)       (3.88)       (0.23)
NET ASSET
   VALUE, END OF
   PERIOD           $20.58       $20.94       $20.50       $20.90
TOTAL RETURN
   (%)(k)            19.26(l,y)   14.78(m)     19.03(l,y)   14.56(m)

RATIOS AND
   SUPPLEMENTAL
   DATA
Net assets, end
   of period (in
   millions)        $   74       $    1       $   69       $   34
Ratio of net
   expenses to
   average net
   assets (%)         1.19         1.18(r)      1.37         1.38(r)
Ratio of gross
   expenses to
   average net
   assets (%)         1.19(p)      1.18(r)      1.37(p)      1.38(r)
Ratio of net
   investment
   income (loss)
   to average
   net assets (%)     0.88         0.27(r)      0.48         0.01(r)
Portfolio
   turnover (%)         49           68           49           68

                                                 SERIES NAV
                    -------------------------------------------------------------------
PERIOD ENDED        12-31-06    12-31-05(f)   12-31-04(g)   12-31-03(g)   12-31-03(e,g)
------------        --------    -----------   -----------   -----------   -------------
PER SHARE
   OPERATING
   PERFORMANCE
NET ASSET
   VALUE,
   BEGINNING OF
   PERIOD           $20.94       $19.42        $16.56        $12.55          $13.76
Net investment
   income
   (loss)             0.13(h)      0.05(h)       0.19          0.09            0.08
Net realized and
   unrealized
   gain (loss) on
   investments        3.40         1.73          3.99          4.66           (0.96)
TOTAL FROM
   INVESTMENT
   OPERATIONS         3.53         1.78          4.18          4.75           (0.88)
LESS
   DISTRIBUTIONS
From net
   investment
   income            (0.02)       (0.03)           --            --              --
From net
   realized gain     (3.88)       (0.23)        (1.16)        (0.65)          (0.11)
From capital
   paid-in              --           --         (0.16)        (0.09)          (0.22)
                     (3.90)       (0.26)        (1.32)        (0.74)          (0.33)
NET ASSET
   VALUE, END OF
   PERIOD           $20.57       $20.94        $19.42        $16.56          $12.55
TOTAL RETURN
   (%)(k)            19.32(l,y)    9.21         25.45(l)      37.97(l)        (6.43)

RATIOS AND
   SUPPLEMENTAL
   DATA
Net assets, end
   of period (in
   millions)        $  278       $  265        $  247        $  190          $  120
Ratio of net
   expenses to
   average net
   assets (%)         1.11         1.10          1.05          1.05            1.04
Ratio of gross
   expenses to
   average net
   assets (%)         1.11(p)      1.10          1.06(p)       1.06(p)         1.04
Ratio of net
   investment
   income (loss)
   to average
   net assets (%)     0.67         0.25          1.11          0.67            0.62
Portfolio
   turnover (%)         49           68            33            30              41

(a)  Series I and Series II began operations on 4-29-05.

(e)  Certain amounts have been reclassified to permit comparison.

(f) Effective 04-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Value Trust. Additionally, the accounting and performance history of the VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.

(g)  Audited by previous auditor.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(1) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the periods shown.

(r)  Annualized.

(y) John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%.

                               JOHN HANCOCK TRUST

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                            VOTING INSTRUCTIONS FORM

[NAME OF INSURANCE COMPANY]
Special Value Trust

     The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company to vote all shares of John Hancock Trust ("JHT") attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m. Eastern Time, September 26, 2007, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

     Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. This voting instructions form is provided for the shares of the Special Value Trust attributable to your contract values as of July 31, 2007. Please sign, date and return the voting instructions form in the enclosed postage-paid envelope.

     VOTING INSTRUCTIONS MUST BE RECEIVED BY SEPTEMBER 25, 2007, TO BE VOTED AT THE MEETING TO BE HELD ON SEPTEMBER 26, 2007.

     THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.), JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK, JOHN HANCOCK LIFE INSURANCE COMPANY AND JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY IN CONNECTION WITH A SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JHT.

Date: ___________, 2007

                            PLEASE SIGN IN BOX BELOW:


        ----------------------------------------------------------------
                     Signatures(s), Title(s), if applicable

     If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a "Partner." If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a "Trustee."

  PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL: [X].
                       PLEASE DO NOT USE FINE POINT PENS.

                                   ----------

     These voting instructions, if properly executed, will be voted in the manner directed by the contract holder. IF NO DIRECTION IS MADE, THIS VOTING INSTRUCTIONS WILL BE VOTED "FOR" ALL PROPOSALS. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

                                                         FOR   AGAINST   ABSTAIN
1. Approval of Agreement and Plan of Reorganization
providing for the combination of the Special Value
Trust into the Small Cap Value Trust.                    [ ]     [ ]       [ ]

Any other business that may properly come before the Meeting.

     PLEASE MARK YOUR VOTING INSTRUCTIONS FORM, DATE AND SIGN IT ON THE REVERSE SIDE, AND RETURN IT PROMPTLY IN THE ACCOMPANYING ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED: AUGUST 13, 2007

     This Statement of Additional Information is available to the shareholders of the Special Value Trust, a separate series or fund of John Hancock Trust ("JHT"), in connection with the proposed reorganization providing for the combination of the Special Value Trust into the Small Cap Value Trust, another separate fund of the Trust (the "Reorganization").

     This Statement of Additional Information is not a prospectus but should be read in conjunction with JHT's Proxy Statement/Prospectus dated August 13, 2007 for the Special Meeting of Shareholders of the Special Value Trust to be held on September 26, 2007. The Proxy Statement/Prospectus, which describes the Reorganization, may be obtained without charge by writing to JHT at the address above or by calling the following toll free telephone number: (800) 344-1029.

                                TABLE OF CONTENTS

1. Statement of Additional Information of JHT dated May 1, 2007 (including Supplements dated May 11, 2007 and June 25, 2007).

2. Audited Financial Statements of JHT for the fiscal year ended December 31, 2006, relating to the Special Value Trust and the Small Cap Value Trust.

                      INFORMATION INCORPORATED BY REFERENCE

     This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission ("SEC") (File No. 2-94157, unless otherwise indicated)):

1. Statement of Additional Information of JHT dated May 1, 2007 (including Supplements dated May 11, 2007 and June 25, 2007).

     The Statement of Additional Information and Supplements thereto are incorporated by reference to the filings thereof with the SEC pursuant to Rule 485(b) or Rule 497 under the Securities Act of 1933 on, respectively, May 3, 2007, May 11, 2007 and June 25, 2007).

2. Audited Financial Statements of JHT for the fiscal year ended December 31, 2006, relating to the Special Value Trust and Small Cap Value Trust.

     The audited financial statements of JHT for the fiscal year ended December 31, 2006, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHT's Annual Report to Shareholders dated December 31, 2006 filed with the SEC on Form N-CSR on March 8, 2007, insofar as such financial statements and report relate to the Special Value Trust and Small Cap Value Trust.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(a)       Registrant's Agreement and Declaration of Trust, dated September 29,
           1988 is incorporated by reference to Exhibit (1)(a) to Post Effective
           Amendment No. 31 filed April 25, 1996.

1(b)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest --Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
           Trust," dated May 1, 1989 is incorporated by reference to Exhibit
           (1)(b) to Post Effective Amendment No. 31 filed April 25, 1996.

1(c)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Conservative, Moderate and Aggressive Asset
           Allocation Trusts, dated May 1, 1989 is incorporated by reference to Exhibit (1)(c) to Post Effective Amendment No. 31 filed April 25,
           1996.

1(d)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth &Income Trust, dated February 1, 1991 is incorporated by reference to Exhibit (1)(d) to Post Effective
           Amendment No. 31 filed April 25, 1996.

1(e)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust," dated April
           16, 1991 is incorporated by reference to Exhibit (1)(e) to Post
           Effective Amendment No. 31 filed April 25, 1996.

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(f)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities
           Trust," dated June 14, 1991 is incorporated by reference to Exhibit
           (1)(f) to Post Effective Amendment No. 31 filed April 25, 1996.

1(g)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Pasadena Growth Trust, Growth Trust and
           Strategic Income Trust, dated August 7, 1992 is incorporated by reference to Exhibit (1)(g) to Post Effective Amendment No. 31 filed
           April 25, 1996.

1(h)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the
           Series of Shares known as the "Growth Trust" to the "Value Equity
           Trust" dated April 4, 1993 is incorporated by reference to Exhibit
           (1)(h) to Post Effective Amendment No. 31 filed April 25, 1996.

1(i)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Growth and Income Trust, dated
           December 28, 1994 is incorporated by reference to Exhibit (1)(i) to Post Effective Amendment No. 31 filed on April 25, 1996.

1(j)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small/ Mid Cap Trust, dated February 1, 1996 is incorporated by reference to Exhibit (1)(j) to Post Effective
           Amendment No. 34 filed October 4, 1996.

1(k)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Small Cap Trust, dated February
           1, 1996 is incorporated by reference to Exhibit (1)(k) to Post
           Effective Amendment No. 34 filed October 4, 1996.

1(l)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth Trust, dated July 9, 1996 is incorporated by reference to Exhibit (1)(l) to Post Effective
           Amendment No. 34 filed October 4, 1996.

1(m)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Value Trust, High Yield Trust, International
           Stock Trust, Science &Technology Trust, Balanced Trust, Worldwide
           Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust,
           Pacific Rim Emerging Markets Trust, Real Estate Securities Trust,
           Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust,
           Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust,
           Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle
           Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" is incorporated by reference to Exhibit (1)(m) to Post Effective Amendment No. 35 filed December 18, 1996.

1(n)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small Company Value Trust, dated September 30,
           1997 is incorporated by reference to Exhibit (1)(m) to Post Effective
           Amendment No. 39 filed March 2, 1998.

1(o) Amendment to the Agreement and Declaration of Trust (name change) is incorporated by reference to Exhibit (1)(n) to Post Effective
           Amendment No. 39 filed March 2, 1998.

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(p) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap
           Value, Total Return, International Value and Mid Cap Stock -- previously filed as Exhibit (a)(15) to Post Effective Amendment No.
           41 filed on March 1, 1999.

1(q)       Form of Establishment and Designation of Additional Shares of
           Beneficial Interest for the Dynamic Growth, Internet Technologies,
           Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total
           Stock Market Index and International Index Trusts -- previously filed as Exhibit (a)(17) to Post Effective Amendment No. 42 filed on March
           1, 2000.

1(r)       Form of Establishment and Designation of Additional Series of
           Beneficial Interest for the Capital Appreciation Trust -- previously filed as Exhibit (a)(18) to Post Effective Amendment No. 43 filed on
           August 17, 2000.

1(s) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (a)(19) to Post Effective
           Amendment No. 45 filed on February 9, 2001.

1(t) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (a)(20) to Post Effective
           Amendment No. 47 filed May 1, 2001.

1(u)       Form of Establishment and Designation of Classes of Shares
           --previously filed as Exhibit a(20) to Post Effective Amendment No.
           47 filed on May 1, 2001.

1(v) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American
           International Trust, American Growth-Income Trust and American Blue
           Chip Income and Growth Trust -- previously filed as Exhibit (a)(25) to Post Effective Amendment No. 58 filed on May 9, 2003.

1(w)       Form of Establishment and Designation of Additional Classes of Shares
           -- previously filed as Exhibit a(22) to Post Effective Amendment No.
           56 filed on February 14, 2003.

1(x) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 -- previously filed as Exhibit (a)(23) to Post
           Effective Amendment No. 57 filed on April 22, 2003.

1(y) Form of Redesignation of Name for Certain Portfolios - previously filed as Exhibit (a)(24) to Post Effective Amendment No. 57 filed on
           April 22, 2003.

1(z) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for Great Companies--America Trust -- previously filed as Exhibit (a)(25) to Post Effective Amendment No.
           59 filed on May 14, 2003.

1(a)(a) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as Exhibit (a)(26) to Post- Effective Amendment No. 60 filed on February 13, 2004.

1(b)(b) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as Exhibit (a)(27) to Post Effective Amendment No. 60 filed on
           February 13, 2004.

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(c)(c)    Form of Establishment and Designation of Additional Information
           Series of Shares - Previously filed as Exhibit (a)(28) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(d)(d)    Form of Establishment and Designation of Additional Class of Shares -
           NAV shares Previously filed as Exhibit (a)(29) to Post Effective
           Amendment No. 62 filed on November 4, 2004.

1(e)(e)    Form of Establishment and Designation of Additional Class of Shares
           Series IIIA Shares - Previously filed as Exhibit (a)(29)(a) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(f)(f)    Form of Redesignation of Name of Trust - Previously filed as Exhibit
           (a)(30) to Post Effective Amendment No. 62 filed on November 4, 2004.

1(g)(g)    Form of Establishment and Designation of Additional Series of Shares
           -- Previously filed as Exhibit (a)(31) to Post- Effective Amendment
           No. 63 filed on February 11, 2005.

1(h)(h)    Form of Establishment and Designation of Additional Series of Shares
           (American Bond Trust) - Previously filed as Exhibit (a)(32) to Post-
           Effective Amendment No. 66 filed on May 5, 2005.

1(i)(i)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(33) to Post- Effective Amendment
           No. 67 filed on May 5, 2005.

1(j)(j)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(34) to Post- Effective Amendment
           No. 68 filed on November 17, 2005.

1(k)(k)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as Exhibit (a)(35) to Post Effective Amendment No.
           69 filed on February 10, 2006.

1(l)(l)    Form of Redesignation of Names of Portfolios (Lifestyle Trusts,
           Growth & Income Trust and Growth & Income Trust II) - Previously filed as Exhibit (a)(36) to Post Effective Amendment No. 69 filed on
           February 10, 2006.

1(m)(m) Declaration of Trust Amendment - Designation of Class as a separate series - Previously filed as Exhibit (a)(37) to post effective
           Amendment No. 69 filed on February 10, 2006.

1(n)(n)    Declaration of Trust Amendment - Reorganization - Previously filed as
           Exhibit (a)(38) to post effective Amendment No. 69 filed on February
           10, 2006.

1(o)(o)    Redesignation of Names of Portfolios (Lifestyle Trusts, Growth &
           Income Trust, Growth & Income Trust II and International Stock
           Trust), dated April 28, 2006 - Previously filed as Exhibit (a) (40) to Post Effective Amendment No. 72 filed on February 13, 2007.

1(p)(p)    Declaration of Trust Amendment - Termination of Series of the Large
           Cap Growth Trust dated May 2, 2006 - Previously filed as Exhibit (a)
           (41) to Post Effective Amendment No. 72 filed on February 13, 2007.

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(q)(q)    Establishment and Designation of Additional Series of Shares of
           Beneficial Interest of the International Small Company Trust, Real
           Estate Equity Trust, Mid Cap Value Equity Trust, Global Real Estate
           Trust, Absolute Return Trust and the High Income Trust, dated April
           28, 2006 - Previously filed as Exhibit (1) (42) to Post Effective
           Amendment No. 72 filed on February 13, 2007.

1(r)(r)    Establishment and Designation of Additional Series of Shares of
           Beneficial Interest of the Index Allocation Trust, dated January 30,
           2006 - Previously filed as Exhibit (a) (43) to Post Effective
           Amendment No. 72 filed on February 13, 2007.

1(s)(s) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for portfolios to be added to Trust effective
           April 30, 2007 - Previously filed as Exhibit to Post Effective
           Amendment No. 73 filed on April 20, 2007.

1(t)(t) Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest - Previously filed as Exhibit to Post
           Effective Amendment No. 73 filed on April 20, 2007.

1(u)(u)    Declaration of Trust Amendment - Termination of Series III and Series
           IIIA Shares of the Lifestyle Trusts dated September 29, 2006 -
           Previously filed as Exhibit (a) (45) to Post Effective Amendment No.
           72 filed on February 13, 2007.

1(v)(v) Declaration of Trust Amendment - Termination of Mid Cap Core Trust and Strategic Value Trust, dated December 5, 2006 - Previously filed as Exhibit (a) (46) to Post Effective Amendment No. 72 filed on
           February 13, 2007.

2          By-laws of the Trust, dated June 30, 2006 - Previously filed as
           Exhibit (b) (2) to Post Effective Amendment No. 72 filed on February
           13, 2007.

3          Not Applicable.

4 Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

5          Included in Exhibits 1 and 2 hereto.

6(a)       Amended and Restated Advisory Agreement between Manufacturers
           Investment Trust and Manufacturers Securities Services, LLC -- previously filed as Exhibit (d)(1) to Post Effective Amendment No. 41 filed March 1, 1999.

6(a)(1)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC -- previously filed as Exhibit (a)(17) to Post Effective
           Amendment No. 42 filed on March 1, 2000.

6(a)(2)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the Capital Appreciation Trust - previously filed as Exhibit (d)(1)(b) to Post Effective Amendment No. 43 filed on August
           17, 2000.

6(a)(3)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (d) (1) (C) to Post Effective Amendment
           No. 45 filed on February 9, 2001.

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

6(a)(4)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (d)(1) (C) to Post Effective Amendment
           No. 47 filed on May 1, 2001.

6(a)(5)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added May 1, 2003 -- previously filed as Exhibit (d)(1) (D) to Post Effective Amendment
           No. 57 filed on April 22, 2003.

6(a)(6) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as Exhibit
           (d)(1)(E) to Post- Effective Amendment No. 60 filed on February 13,
           2004.

6(a)(7) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. -Previously filed as Exhibit (d)(1)(E) to Post- Effective Amendment No. 67 filed on
           July 14, 2005.

6(a)(8) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as Exhibit (d (1)(G)) to Post- Effective Amendment No. 68 filed on November 17, 2005.

6(a)(9) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as Exhibit (d)(1)(F) to Post
           Effective Amendment No. 69 filed on February 10, 2006.

6(a)(10) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as Exhibit (d)(1)(G) to Post Effective Amendment No. 70 filed on April 26, 2006.

6(a)(11) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio- Previously filed as Exhibit (d)(1)(H) to post effective Amendment No. 71 filed on August 16, 2006.

6(a)(12)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated April 28, 2006 regarding the U.S.
           Government Securities Trust, Strategic Bond Trust, High Yield Trust,
           International Opportunities Trust, All Cap Growth Trust, Capital
           Appreciation Trust, Emerging Small Company Trust, International Small
           Company Trust, Mid Cap Value Equity Trust, Absolute Return Trust,
           Real Estate Equity Trust, Global Real Estate Trust and High Income
           Trust. - Previously filed as Exhibit (d) (1) (K) to Post Effective
           Amendment No. 72 filed on February 13, 2007.

6(a)(13)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated October 2, 2006 regarding the Absolute
           Return Trust. - Previously filed as Exhibit (d) (1) (L) to Post
           Effective Amendment No. 72 filed on February 13, 2007.

6(a)(14)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated December 1, 2006 regarding the Large Cap
           Value Trust. - Previously filed as Exhibit (d) (1) (M) to Post
           Effective Amendment No. 72 filed on February 13, 2007.

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

6(a)(15)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated December 19, 2006 regarding the Strategic Opportunities Trust and the Large Cap Trust. - Previously filed as Exhibit (d) (1) (N) to Post Effective Amendment No. 72 filed on February 13, 2007.

6(a)(16) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, regarding new portfolios to become effective April 30, 2007 - Previously filed as Exhibit to Post
           Effective Amendment No. 73 filed on April 20, 2007.

6(b)       Subadvisory Agreement dated December 1, 2006 between John Hancock
           Investment Management Services, LLC and CAM North America, LLC -
           Previously filed as Exhibit (d) (39) to Post Effective Amendment No.
           72 filed on February 13, 2007.

6(c)       Subadvisory Agreement Between the Adviser and Wellington Management
           Company LLP - previously filed as Exhibit (d)(2) to Post Effective
           Amendment No. 41 filed March 1, 1999.

6(c)(1) Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d)
           Declaration, (e) DeAM Lifestyle, (f) DeAM nonLifestyle, (g) Franklin,
           (h) GMO, (i) Independence, (ii) John Hancock, (j) Jennison, (k) Legg
           Mason, (l) Lord Abbet, (m) Fund Asset Management, (n) MFC Global, (o)
           Marsico, (p) MFS, (q) Morgan Stanley, (u) Munder, (r) Sustainable
           Growth, (s) T. Rowe, (t) Templeton, (w) Templeton Global, (x) UBS,
           (y) Wellington, (z) Wells Capital - Previously filed as Exhibit
           (d)(33) to Post Effective Amendment No. 69 filed on February 10,
           2006.

6(c)(2) Form of Amendment to Subadvisory Agreement for the following subadvisers: (a) MFC Global Investment Management (U.S.), LLC, (b)
           MFC Global Investment Management (U.S.A), Limited, (c) Wellington
           Management Company, LLP and (d) Dimensional Fund Advisors Inc. -
           Previously filed as Exhibit to Post Effective Amendment No. 73 filed on April 20, 2007.

6(c)(3)    Form of Subadvisory Agreement with Wellington Management Company,
           LLP, for the Special Value Trust--Filed herewith.

7(a) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC -- previously filed as Exhibit
           (e) to Post Effective Amendment No. 60 filed on February 13, 2004.

7(b)       Form of Amendment to Distribution Agreement dated September 28, 2004
           - Previously filed as Exhibit (e)(1) to Post Effective Amendment No.
           62 filed on November 4, 2004.

8          Not Applicable

9          Custodian Agreement Between the Trust and State Street Bank and Trust
           Company, dated March 24, 1988 is incorporated by reference to Exhibit
           (g) to Post Effective Amendment No. 63 filed February 11, 2005.

10(a) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred as Series I and Series II 12b-1 Plans) - previously filed as
           Exhibit (m) to Post Effective Amendment No. 49 filed on July 19,
           2002.

10(a)(1)   Rule 12b-1 Plan for Series III - previously filed as Exhibit (n) to
           Post Effective Amendment No. 57 filed on April 22, 2003.

EXHIBIT
NUMBER     DESCRIPTION*
-------    ---------------------------------------------------------------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

10(a)(2)   Amended and Restated Rule 12b-1 Plans for Series I, Series II and
           Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trusts only) -
           Previously filed as Exhibit (m)(2) to Post Effective Amendment No. 62 filed on November 4, 2004.

10(b)      Rule 18f-3 Plan -- previously filed as Exhibit (n) to Post Effective
           Amendment No. 48 filed on March 1, 2002.

10(b)(1)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post Effective Amendment No. 57 filed on April 22, 2003.

10(b)(2)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post Effective Amendment No. 62 filed on November 4, 2004.

11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters - Filed herewith.

12 Form of Opinion of Dykema Gossett PLLC on tax matters- Filed herewith.

13         Not Applicable.

14(a)      Consent of PricewaterhouseCoopers LLP -- Filed herewith.

14(b)      Consent of Dykema Gossett PLLC - Filed herewith..

14(c)      Consent of Betsy Anne Seel - Included in Exhibit 11.

15         Not Applicable

16(a)      Powers of Attorney for all Trustees - Filed herewith.

17(a)      Statement of Additional Information of John Hancock Trust dated May
           1, 2007 (including Supplements thereto dated May 11, 2007 and June
           25, 2007 -- previously filed.

17(b)      Annual Report of John Hancock Trust for the fiscal year ended
           December 31, 2006-- previously filed on Form N-CSR on March 8, 2007.

ITEM 17. UNDERTAKINGS

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 29th day of June 2007.

                                        JOHN HANCOCK TRUST
                                        (Registrant)


                                        By: /s/ Keith F. Hartstein
                                            ------------------------------------
                                            Keith F. Hartstein, President


Attest:


/s/ Betsy Anne Seel
-------------------------------------
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.



                   *                     Trustee                                          **
--------------------------------------                                            ------------------
Charles L. Bardelis                                                                     (Date)


                   *                     Trustee                                          **
--------------------------------------                                            ------------------
James R. Boyle                                                                          (Date)


                   *                     Trustee                                          **
--------------------------------------                                            ------------------
Peter S. Burgess                                                                        (Date)


                   *                     Trustee                                          **
--------------------------------------                                            ------------------
Elizabeth G. Cook                                                                       (Date)


                   *                     Trustee                                          **
--------------------------------------                                            ------------------
Hassell H. McClellan                                                                    (Date)


                   *                     Trustee and Chairman                             **
--------------------------------------                                            ------------------
James M. Oates                                                                          (Date)


                   *                     Trustee                                          **
--------------------------------------                                            ------------------
F. David Rolwing                                                                        (Date)


/s/ Keith F. Hartstein                   President                                        **
--------------------------------------   (Chief Executive Officer)                ------------------
Keith F. Hartstein                                                                      (Date)


/s/ Gordon M. Shone                      Treasurer (Principal Financial Officer           **
--------------------------------------   and Principal Accounting Officer)        ------------------
Gordon M. Shone                                                                         (Date)


*By: /s/ Betsy Anne Seel
     ---------------------------------
     Betsy Anne Seel
     Attorney-in-Fact Pursuant to
     Powers of Attorney
     Filed herewith.

**   June 29, 2007

                               JOHN HANCOCK TRUST

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER                            DESCRIPTION OF EXHIBIT
-------   ----------------------------------------------------------------------
4         Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

6(c)(3) Form of Subadvisory Agreement with Wellington Management Company, LLP, for the Special Value Trust

11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters.

12        Form of Opinion of Dykema Gossett PLLC on tax matters.

14(a)     Consent of PricewaterhouseCoopers LLP

14(b)     Consent of Dykema Gossett PLLC.

16(a)     Power of Attorney for all Trustees